R O C H D A L E

                         I N V E S T M E N T       T R U S T


Rochdale  Magna  Portfolio

Rochdale  Alpha  Portfolio

Rochdale  Atlas Portfolio

Rochdale Large Growth Portfolio

Rochdale Large Value Portfolio

Rochdale Mid/Small Growth Portfolio

Rochdale Mid/Small Value Portfolio

Rochdale Intermediate Fixed Income Portfolio





Annual Report

December 31, 2002

                            ROCHDALE INVESTMENT TRUST


                          Rochdale Funds Annual Report


February 14, 2003


Dear Fellow Shareholders:

We are pleased to report the performance of the Rochdale Funds for the year ended December 31, 2002. Throughout the economic and market uncertainty of the year, we managed the portfolios based on the investment strategy of size-and style-consistent asset class exposure. While all equity categories declined during the year, we believe our funds performed competitively relative to their peer group funds and size and style asset class targets.


The stock market had another disappointing year in 2002, characterized by high market volatility and mixed economic and corporate performance news. Though we expect volatility to remain high in the near- to medium-term, we anticipate that the outlook for stocks will advance as the economic landscape improves and geopolitical uncertainty abates. We see the root cause of excessive volatility as too many investors not focusing enough on the fundamentals of companies but instead overreacting to transitional business news. Our focus is on the fundamentals of the businesses, which leads us to minimize weight of companies in technology and telecom that can still be considered speculative.

--------------------------------------------------------------------------------
BROAD MARKET INDEX PERFORMANCE
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                         TOTAL
INDEX                                    RETURN
--------------------------------------------------------------------------------
S&P 500                                  -22.10%
S&P MidCap 400                           -14.51%
S&P SmallCap 600                         -14.63%
Nasdaq Composite                         -31.53%
Dow Jones World (ex US)                  -13.97%
--------------------------------------------------------------------------------
Source: Barra, Lipper


Economic news continues to improve, with some aspects good, while others are mixed, but uncertainty continues to hinder the economy from gaining positive momentum. As long as geopolitical events continue to create uncertainty, we expect that corporate spending on investments will remain subdued. Companies will remain hesitant to invest in new equipment and personnel as long as this atmosphere continues. Thankfully, we are in a low inflation and low interest rate environment. In addition, the U.S. market place can be characterized as having a high degree of knowledge, technological innovation, and flexibility. These assets should allow companies to continue to increase productivity and maintain high single digit earnings growth, even while revenues are flat. We are confident that once the uncertainty abates, and provided that demand will pick up, businesses will be able to implement investment decisions with some moderation that will allow the U.S. economy to enter a self-sustaining moderate growth cycle.

We believe that long-term investors should continue to focus on asset allocation to achieve their goals, and we designed the Rochdale Funds with this in mind. Each fund seeks to provide a diversified, style-consistent, and tax-efficient exposure to each major asset class. A sustainable investment program begins with establishing your risk and volatility tolerance for stocks and then matching the appropriate allocation to equities and fixed income. Regardless of the type of market, an investor's best defense is always a well-planned allocation strategy and well-diversified portfolio.







2


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                            ROCHDALE INVESTMENT TRUST


--------------------------------------------------------------------------------
ROCHDALE MAGNA PORTFOLIO
--------------------------------------------------------------------------------

The Magna Portfolio invests primarily in large U.S. companies across both growth and value industries to provide core large company exposure. Leading industries for Magna include medical products and services, financial services, information services, and retail. During the twelve months ended December 31, 2002, large-cap stocks as defined by the S&P 500 continued their downturn, falling 22.10%. Rochdale's Magna Portfolio declined similarly, falling 24.52% during the same period.

ROCHDALE MAGNA PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                        PERCENT OF
COMPANY                                 NET ASSETS
--------------------------------------------------------------------------------
International Game Technology             3.1%
Abbott Laboratories                       3.0%
Ace Ltd.                                  2.1%
MBNA Corp.                                2.1%
Pfizer, Inc.                              1.9%
UnitedHealth Group, Inc.                  1.9%
UST, Inc.                                 1.8%
King Pharmaceuticals, Inc.                1.6%
Dillard's, Inc.                           1.6%
Wells Fargo & Co.                         1.6%


All sectors of the S&P 500 finished down for the year, with telecommunications, and utilities contributing the most to negative returns. The fund benefited from an underweight in technology, where we see overcapacity and lack of consolidation as contributors to lack of growth in revenue and earnings. The portfolio is overweight in financials, consumer cyclicals, and consumer services, which likely will be the initial beneficiaries of an economic recovery.


--------------------------------------------------------------------------------
ROCHDALE ALPHA PORTFOLIO
--------------------------------------------------------------------------------

The Alpha Portfolio seeks to discover small and medium-size companies that represent attractive investment opportunities for the long term. Through our research, we identify those companies that give us the potential to earn above-average returns relative to the mid- and small-cap universe. As a part of this process, we believe the fund will exhibit significant volatility during interim periods that, over the long term, have the potential to generate attractive returns.


ROCHDALE ALPHA PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMPANY                              PERCENT OF
                                     NET ASSETS
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.            8.2%
Cedar Fair LP                           7.4%
Lincare Holdings, Inc.                  7.1%
Polo Ralph Lauren Corp.                 6.7%
Health Mgmt Associates, Inc.            6.6%
Outback Steakhouse, Inc.                6.1%
Express Scripts, Inc.                   6.0%
Zions Bancorporation                    6.0%
Washington Real Estate                  5.9%
Amsurg Corp.                            5.5%

During the twelve months ended December 31, 2002, the Nasdaq Composite Index fell 31.53%, while the S&P MidCap and S&P SmallCap Indices ended the year in similar positions, down 14.51% and 14.63%, respectively. During the same period, the Alpha fund moved in line with the Nasdaq to fall 31.27%. As of year-end, Alpha is overweight in health care and consumer services and underweight technology. The companies we identified for investment exhibit robust growth, strong franchises, and attractive valuations. We also have a healthy position in cash as of year-end as we anticipate opportunities to emerge during 2003.









                                                                            3


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                              ROCHDALE INVESTMENT TRUST


--------------------------------------------------------------------------------
ROCHDALE ATLAS PORTFOLIO
--------------------------------------------------------------------------------

The Atlas Portfolio provides exposure to foreign economies across both developed and emerging markets, through investment in countries we have identified as most likely to outperform relative to the world market. Buoyed by investors seeking higher yields, attractive valuations, and an alternative to the U.S. market, foreign stock markets declined less than the U.S. market in 2002. Our Atlas Portfolio performed admirably during the twelve-month period ended December 31, 2002, by declining 9.92%, well above the Dow Jones World Index (ex US), which declined 13.97%, and the Morgan Stanley World Index (ex US), which declined 15.51%.

During 2002, we added Singapore to the portfolio and increased our exposure to Austria, Norway, China, and Korea, while divesting of Ireland, the Netherlands, and Japan. Our emerging markets exposure increased to 36% of the invested portfolio as we identified pockets of growth. With the belief that smaller countries offer greater prospects for investment at this time, we have positioned the portfolio in select countries in Europe (48%), Asia (31%), and the Americas (21%).


ROCHDALE ATLAS PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMPANY                                 PERCENT OF
                                        NET ASSETS
--------------------------------------------------------------------------------
Erste Bank der Oesterreich AG              5.3%
Novartis AG                                4.2%
Den Norske Bank ASA                        3.7%
Encana Corp.                               3.6%
Orkla ASA                                  3.6%
Cie Nationale A Portefeuille               3.4%
Flughafen Wien AG                          3.4%
The Korea Fund, Inc.                       3.3%
Norsk Hydro ASA                            2.9%
Samsung Electronics, GDR                   2.9%

While we remain guarded about foreign markets in general given our belief that the U.S. economic slowdown will continue to repress global growth, we have identified countries that we believe will be the bright spots in the foreign market landscape. We are investing cautiously and preserving an allocation in cash at this time in anticipation of our next country opportunity.


--------------------------------------------------------------------------------
ROCHDALE LARGE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The Large Growth Portfolio invests primarily in large U.S. companies within growth industries such as pharmaceuticals, computer software, medical products, financial services, and retail. Growth industries typically exhibit high price-to-book values relative to their value stock peers and higher expected earnings growth. The S&P 500/BARRA Growth was among the worst performing domestic indices, dropping 23.59% during the twelve months ended December 31, 2002. Over the same period, our Large Growth Portfolio performed similarly, declining 25.29%.


LARGE GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMPANY                                PERCENT OF
                                       NET ASSETS
--------------------------------------------------------------------------------
General Electric Co.                    5.7%
Microsoft Corp.                         5.2%
Pfizer, Inc.                            4.8%
Johnson & Johnson, Inc.                 4.0%
Wal-Mart Stores, Inc.                   3.9%
Cisco Systems, Inc.                     2.7%
Procter & Gamble Co.                    2.2%
Merck & Co., Inc.                       2.1%
Philip Morris Companies, Inc.           2.1%
Pepsico, Inc.                           2.0%

Large-cap growth stocks ended the year roughly in the same position as large-cap value stocks, with no sector ending the year on a positive note. Technology, with its continued lack of profitability and visibility, led the decline, with telecommunications not far behind. With the exception of the defense and aerospace industries, we remain underweight on technology given the overcapacity and lack of consolidation in the sector. Offsetting technology declines somewhat were more modest declines in health care and consumer staples. We think health care still is a good long-term secular play across the board and we have emphasized those industries and companies that have demonstrated consistent revenue and earnings growth.





4


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                              ROCHDALE INVESTMENT TRUST


ROCHDALE LARGE VALUE PORTFOLIO

The Large Value Portfolio invests primarily in select large U.S. companies across value industries including financial services, energy, and consumer cyclicals. Value industries typically experience cyclical revenues and earnings and possess lower price-to-book ratios than their growth counterparts. The S&P 500/BARRA Value was among the worst performing domestic indices, dropping 20.85% during the twelve months ended December 31, 2002; our Large Value Portfolio performed similarly, declining 22.97%.


LARGE VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002

--------------------------------------------------------------------------------
COMPANY                                 PERCENT OF
                                        NET ASSETS
--------------------------------------------------------------------------------
Citigroup, Inc.                            3.7%
Exxon Mobil Corp.                          2.9%
Bank of America Corp.                      2.6%
American International Group, Inc.         2.4%
Wells Fargo & Co., Inc.                    2.0%
SBC Communications, Inc.                   1.9%
Washington Mutual, Inc.                    1.5%
U.S. Bancorp                               1.4%
Viacom, Inc.                               1.3%
Federal Home Loan Mtg. Corp.               1.3%



Large-cap value stocks ended the year roughly in the same position as large-cap growth stocks, with more significant declines in industrials and consumer cyclicals offset by more modest declines in energy and basic materials. Financials were buoyed by the prospective recoveries in financial markets and business spending and steady growth for consumer credit and mortgage services. In a mixed environment of weak demand and pending military conflict, large value stocks exhibited higher-than normal volatility, beginning with commodity and petroleum products and continuing up the value chain to chemicals and finished consumer goods.

--------------------------------------------------------------------------------
ROCHDALE MID/SMALL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
The Mid/Small Growth Portfolio invests primarily in small and medium-size U.S. companies across growth industries such as biotechnology, pharmaceuticals, and information services. During the twelve months ended December 31, 2002, the Mid/Small Growth Portfolio moved in line with its benchmark, falling 20.61%, while the S&P MidCap 400 and S&P SmallCap 600/Barra Growth Indices fell 19.17% and 15.36%, respectively.

MID/SMALL GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002


--------------------------------------------------------------------------------
COMPANY                                PERCENT OF
                                       NET ASSETS
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc.     1.4%
Lincare Holdings, Inc.                 1.4%
Apollo Group, Inc.                     1.3%
Synopsys, Inc.                         1.3%
Express Scripts, Inc.                  1.2%
Quest Diagnostics, Inc.                1.2%
Westwood One, Inc.                     1.2%
Symantec Corp.                         1.1%
Health Net, Inc.                       1.1%
Corinthian Colleges, Inc.              1.0%


Sector returns varied widely for mid- and small-cap growth stocks. Quest Diagnostics, The fund benefited from exposure to medical services and health Westwood One, Inc. care facilities, which continued to show pricing power. Modest Symantec Corp. declines in healthcare and consumer cyclicals were not enough to Health Net, Inc. offset significant declines and volatility in technology. Going Corinthian Colleges, forward, we see opportunities in innovative companies in software design and education.

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                            ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------
ROCHDALE MID/SMALL VALUE PORTFOLIO
--------------------------------------------------------------------------------

The Mid/Small Value Portfolio invests primarily in small and medium-size U.S. companies across value industries including banks and insurance, energy, utilities, and basic materials. During the twelve months ended December 31, 2002, mid- and small-cap value stocks were the best performing domestic Barra indices. Rochdale's Mid/Small Value Portfolio reflected this trend and fell 14.12%, while the S&P MidCap 400 and S&P SmallCap 600/Barra Value Indices declined 10.11% and 14.47%, respectively.

MID/SMALL VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMPANY                                 PERCENT OF
                                        NET ASSETS
--------------------------------------------------------------------------------
Pacificare Health Systems, Inc.         1.1%
Tyson Foods, Inc.                       1.1%
Viasat, Inc.                            1.0%
Storage Technology Corp.                0.9%
The PMI Group, Inc.                     0.9%
Radian Group, Inc.                      0.9%
Sybase, Inc.                            0.9%
Chemed Corp.                            0.9%
Hospitality Properties Trust            0.8%
Fidelity National Financial, Inc.       0.8%


The search for solid business fundamentals led investors to small and medium-size value companies versus larger companies with more volatility and visible scandals. Within mid/small value, energy, financials, and consumer staples managed positive or flat returns. The fund benefited from exposure to insurance companies, which benefited from higher premiums, and computer storage companies, which remain relatively immune to the downturn in business spending.


--------------------------------------------------------------------------------
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

The Intermediate Fixed Income Portfolio seeks to earn a total return comparable to that of a universe of investment-grade U.S. government, agency, and corporate bonds maturing in ten years or less. During the twelve months ended December 31, 2002, the Intermediate Fixed Income Portfolio gained a solid 9.37%, in line with the Lehman Intermediate Index, which returned 9.84% for the same period.

U.S. fixed income continued to perform well relative to other asset classes because investors sought a safe harbor from the uncertainty and volatility of equities. The fund remains overweight in corporate issues and agencies versus government bonds; corporate yields have recovered from earlier difficulties associated with public accounting irregularities and disclosures.

INTERMEDIATE FIXED INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                        PERCENT OF
ISSUER                                  NET ASSETS
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.           5.1%
CIT Group, Inc.                            4.3%
Lockheed Martin Corp.                      3.2%
Boeing Capital Corp.                       3.1%
Goldman Sachs Group, Inc.                  2.9%
General Electric Capital Corp.             2.9%
Cendant Corp.                              2.8%
Federal Home Loan Bank                     2.8%
Florida Power Corp.                        2.7%
Sun Microsystems                           2.6%

                            ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------
While disappointed with the market performance, we are pleased with the performance of the funds compared to their asset categories and peers. We believe that our research methodology continues to demonstrate its ability to combine the benefits of diversified asset class exposure and managed risk with the strengths of stock selection. We believe that each portfolio is well positioned going forward to continue to capture the intended return and risk associated with its respective asset class benchmark and to provide the appropriate asset class exposure and style consistency necessary for effective implementation of a long-term asset allocation strategy.

Thank you for continuing to make the Rochdale Funds a part of your investment portfolio. We hope you find this annual report helpful in tracking the exposures in your portfolio. For more frequent updates, we invite you call us at 1-800-245-9888 or visit our Web site at www.rochdale.com.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
PORTFOLIO MANAGERS

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                           ROCHDALE INVESTMENT TRUST

                   Rochdale Magna Portfolio vs. S&P 500 Index
                          Value of $10,000 Investment


                     Rochdale
                      Magna                 S&P 500
                    Portfolio                 Index
       10/22/98       $10,000                $10,000
       12/31/98       $11,176                $11,431
       03/31/99       $11,712                $12,001
       06/30/99       $12,892                $12,848
       09/30/99       $11,968                $12,044
       12/31/99       $13,352                $13,836
       03/31/00       $13,445                $14,153
       06/30/00       $12,842                $13,778
       09/30/00       $12,782                $13,644
       12/31/00       $11,897                $12,577
       03/31/01       $10,061                $11,086
       06/30/01       $10,466                $11,734
       09/30/01        $8,804                $10,011
       12/31/01        $9,441                $11,082
       03/31/02        $9,343                $11,112
       06/30/02        $8,241                 $9,624
       09/30/02        $6,972                 $7,961
       12/31/02        $7,126                 $8,633





                                                                            AVERAGE ANNUALIZED TOTAL RETURN
                                                                            PERIOD ENDED DECEMBER 31, 2002
                                                                           --------------------------------
                                                                              ONE      THREE      SINCE
                                                                              YEAR     YEARS    INCEPTION
                                                                              ----     -----    ---------
ROCHDALE MAGNA PORTFOLIO
Return Before Taxes ...................................................     (24.52%)   (7.76%) (18.89%)
Return After Taxes on Distributions ...................................     (24.52%)  (18.93%)  (7.84%)
Return After Taxes on Distributions
and Sale of Fund Shares ...............................................     (15.05%)  (14.39%)  (6.03%)
-----------------------------------------------------------------------------------------------------------

S&P 500 INDEX* ........................................................     (22.10%)  (14.55%)  (3.44%)



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 * Index returns reflect no deduction for fees, expenses, or taxes.
   The S&P 500 Index is an unmanaged market-value index representing 500 U.S. companies.

Past performance is not predictive of future performance.

Rochdale Magna Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on October 23, 1998.

                           ROCHDALE INVESTMENT TRUST

             Rochdale Alpha Portfolio vs. S&P MidCap 400 Index (72%)
                       and S&P Small Cap 600 Index (28%)
                           Value of $10,000 Investment



                        Rochdale       S&P MidCap       NASDAQ
                          Alpha      Index (72%) and     Index
                        Portfolio     S&P Small Cap    Composite
                                     600 Index (28%)

          05/31/99        $10,000        $10,000        $10,000
          06/30/99        $10,700        $10,544        $10,873
          09/30/99         $9,548         $9,764        $11,116
          12/31/99        $11,976        $11,315        $16,471
          03/31/00        $12,160        $12,549        $18,510
          06/30/00        $12,916        $12,296        $16,054
          09/30/00        $14,192        $13,479        $14,867
          12/31/00        $11,759        $13,156        $10,000
          03/31/01         $9,526        $11,893         $7,449
          06/30/01        $11,550        $13,480         $8,748
          09/30/01         $8,821        $11,235         $6,067
          12/31/01        $10,519        $13,340         $7,895
          03/31/02        $10,648        $14,249         $7,469
          06/30/02         $9,362        $13,035         $5,923
          09/30/02         $7,904        $10,806         $4,744
          12/31/02         $7,230        $11,408         $5,406









                                                                       AVERAGE ANNUALIZED TOTAL RETURN
                                                                       PERIOD ENDED DECEMBER 31, 2002
                                                                       --------------------------------
                                                                         ONE      THREE      SINCE
                                                                         YEAR     YEARS    INCEPTION
                                                                         ----     -----    ---------
ROCHDALE ALPHA PORTFOLIO
Return Before Taxes ..............................................     (31.27%)  (15.48%)   (8.64%)
Return After Taxes on Distributions ..............................     (31.27%)  (15.51%)   (8.67%)
Return After Taxes on Distributions
and Sale of Fund Shares ..........................................     (19.20%)  (11.93%)   (6.74%)
--------------------------------------------------------------------------------------------------------

S&P MIDCAP 400 INDEX (72%) &
S&P SMALLCAP 600 INDEX (28%)* ....................................     (14.54%)    0.12%     3.59%

NASDAQ COMPOSITE INDEX* ..........................................     (31.53%)  (31.02%)  (15.75%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 * Index returns reflect no deduction for fees, expenses, or taxes.
   The S&P MidCap 400 Index is an unmanaged market-value index representing 400 medium-size companies.
   The S&P SmallCap 600 Index is an unmanaged market-value index representing 600 small companies.
   The Nasdaq Composite Index is an unmanaged market-value index representing companies.

Past performance is not predictive of future performance.

Rochdale Alpha Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on June 1, 1999.

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                           ROCHDALE INVESTMENT TRUST



ROCHDALE INVESTMENT TRUST

        Rochdale Atlas Portfolio vs. Morgan Stanley World Index ex US and
                           Dow Jones World Index ex US
                           Value of $10,000 Investment

                                           Dow           Morgan
                            Rochdale    Jones World    Stanley World
                             Atlas        Index          Index
                           Portfolio     (ex US)        (ex US)


       10/01/98             $10,000       $10,000        $10,000
       12/31/98             $12,400       $12,388        $12,416
       03/31/99             $12,208       $12,682        $12,617
       06/30/99             $13,740       $13,374        $13,031
       09/30/99             $13,940       $13,903        $13,595
       12/31/99             $16,098       $16,579        $15,934
       03/31/00             $15,691       $16,352        $16,028
       06/30/00             $14,779       $15,470        $15,517
       09/30/00             $13,663       $14,320        $14,340
       12/31/00             $12,775       $13,612        $13,837
       03/31/01             $10,844       $11,723        $11,907
       06/30/01             $11,056       $11,958        $11,834
       09/30/01              $9,429       $10,131        $10,180
       12/31/01             $10,193       $10,929        $10,910
       03/31/02             $10,800       $11,140        $11,027
       06/30/02             $10,549       $10,946        $10,753
       09/30/02              $8,759        $8,871         $8,649
       12/31/02              $9,182        $9,402         $9,218




                                                                        AVERAGE ANNUALIZED TOTAL RETURN
                                                                        PERIOD ENDED DECEMBER 31, 2002
                                                                        ------------------------------
                                                                          ONE       THREE      SINCE
                                                                          YEAR      YEARS    INCEPTION
                                                                          ----      -----    ---------
ROCHDALE ATLAS PORTFOLIO
Return Before Taxes ................................................      (9.92%)  (17.07%)   (1.99%)
Return After Taxes on Distributions ................................     (10.26%)  (17.26%)   (2.48%)
Return After Taxes on Distributions
and Sale of Fund Shares ............................................      (6.09%)  (13.18%)   (1.75%)
--------------------------------------------------------------------------------------------------------

MORGAN STANLEY WORLD INDEX (EX US)* ................................     (15.51%)  (16.68%)  (1.90%)

DOW JONES WORLD INDEX (EX US)* .....................................     (13.97%)  (17.23%)  (1.44%)

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  * Index returns reflect no deduction for fees, expenses, or taxes.

    The Morgan Stanley World Index ex US is an unmanaged index consisting of approximately 1,600 securities listed on exchanges in 22 countries, excluding the United States.

    The Dow Jones World Index ex US consists of approximately 3,400 securities listed on exchanges in 33 countries, excluding the United States.

Past performance is not predictive of future performance.

Rochdale Atlas Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on October 2, 1998.

                           ROCHDALE INVESTMENT TRUST



         Rochdale Large Growth Portfolio vs. S&P 500/Barra Growth Index
                           Value of $10,000 Investment


                    Rochdale
                      Large               S&P 500/
                      Growth               Barra
                    Portfolio           Growth Index

      12/30/99       $10,000              $10,000
      03/31/00       $10,584              $10,411
      06/30/00       $10,568              $10,258
      09/30/00        $9,752               $9,357
      12/31/00        $8,212               $7,792
      03/31/01        $6,896               $6,435
      06/30/01        $7,412               $6,931
      09/30/01        $6,304               $6,016
      12/31/01        $7,164               $6,800
      03/31/02        $7,076               $6,746
      06/30/02        $5,936               $5,649
      09/30/02        $5,104               $4,851
      12/31/02        $5,352               $5,196












                                                              AVERAGE ANNUALIZED TOTAL RETURN
                                                              PERIOD ENDED DECEMBER 31, 2002
                                                              ------------------------------
                                                               ONE        THREE    SINCE
                                                               YEAR       YEARS   INCEPTION
                                                               ----       -----   ---------
ROCHDALE LARGE GROWTH PORTFOLIO
Return Before Taxes ......................................... (25.29%)  (18.79%)  (18.78%)
Return After Taxes on Distributions ......................... (25.29%)  (18.81%)  (18.79%)
Return After Taxes on Distributions
and Sale of Fund Shares ..................................... (15.53%)  (14.36%)  (14.35%)

---------------------------------------------------------------------------------------------

S&P 500/BARRA GROWTH INDEX* ................................. (23.47%)  (19.59%)  (19.57%)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 * Index returns reflect no deduction for fees, expenses, or taxes.
   The S&P 500/Barra Growth Index is an unmanaged market-value index representing companies of the S&P 500 with higher price-to-book ratios.

Past performance is not predictive of future performance.

Rochdale Large Growth Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                           ROCHDALE INVESTMENT TRUST


          Rochdale Large Value Portfolio vs. S&P 500/Barra Value Index
                           Value of $10,000 Investment




                     Rochdale
                      Large               S&P 500
                      Value             Index/Barra
                     Portfolio          Value Index

      12/30/99       $10,000              $10,000
      03/31/00       $10,156              $10,023
      06/30/00        $9,636               $9,593
      09/30/00       $10,248              $10,438
      12/31/00       $10,421              $10,608
      03/31/01        $9,719               $9,916
      06/30/01       $10,301              $10,353
      09/30/01        $8,452               $8,675
      12/31/01        $9,076               $9,366
      03/31/02        $9,108               $9,490
      06/30/02        $8,199               $8,480
      09/30/02        $6,549               $6,745
      12/31/02        $6,991               $7,413

                                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                                  PERIOD ENDED DECEMBER 31, 2002
                                                                  ------------------------------
                                                                    ONE       THREE      SINCE
                                                                    YEAR      YEARS   INCEPTION
                                                                    ----      -----   ---------
ROCHDALE LARGE VALUE PORTFOLIO
Return Before Taxes ..........................................     (22.97%)  (11.24%)  (11.23%)
Return After Taxes on Distributions ..........................     (23.14%)  (11.38%)  (11.37%)
Return After Taxes on Distributions
and Sale of Fund Shares ......................................     (14.10%)   (8.82%)   (8.82%)
-----------------------------------------------------------------------------------------------

S&P 500/BARRA VALUE INDEX* ...................................     (20.85%)   (9.49%)   (9.48%)


  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  * Index returns reflect no deduction for fees, expenses, or taxes.

    The S&P 500/Barra Value Index is an unmanaged market-value index representing companies of the S&P 500 with lower price-to-book ratios.

Past performance is not predictive of future performance.

Rochdale Large Value Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                           ROCHDALE INVESTMENT TRUST


            Rochdale Mid/Small Growth Portfolio vs MidCap 400/Barra
         Growth Index (71%) & S&P SmallCap 600/Barra Growth Index (29%)
                           Value of $10,000 Investment



                     Rochdale              Blended Index: S&P
                     Mid/Small              MidCap 400/Barra
                      Growth                Index (71%) and
                     Portfolio                S&P SmallCap
                                         600/Barra Index (29%)


      12/30/99       $10,000                     $10,000
      03/31/00       $11,832                     $11,588
      06/30/00       $12,180                     $11,316
      09/30/00       $13,504                     $12,205
      12/31/00       $11,832                     $10,665
      03/31/01        $9,868                      $8,884
      06/30/01       $11,452                     $10,243
      09/30/01        $9,176                      $8,262
      12/31/01       $11,011                     $10,029
      03/31/02       $11,276                     $10,380
      06/30/02        $9,959                      $9,154
      09/30/02        $8,460                      $7,820
      12/31/02        $8,741                      $8,220


                                                                  AVERAGE ANNUALIZED TOTAL RETURN
                                                                  PERIOD ENDED DECEMBER 31, 2002
                                                                  ------------------------------
                                                                     ONE      THREE    SINCE
                                                                     YEAR     YEARS  INCEPTION
                                                                     ----     -----  ---------
ROCHDALE MID/SMALL GROWTH PORTFOLIO
Return Before Taxes ..........................................     (20.61%)  (4.38%)  (4.38%)
Return After Taxes on Distributions ..........................     (20.61%)  (4.44%)  (4.43%)
Return After Taxes on Distributions
and Sale of Fund Shares ......................................     (12.66%)  (3.50%)  (3.49%)
---------------------------------------------------------------------------------------------
S&P MIDCAP 400/BARRA GROWTH INDEX (71%) &
S&P SMALLCAP 600/BARRA GROWTH INDEX (29%)* ...................     (18.07%)  (6.37%)  (6.37%)



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 * Index returns reflect no deduction for fees, expenses, or taxes.
   The S&P MidCap 400/BARRA Growth Index is an unmanaged market-value index representing companies of the S&P MidCap 400 with higher price-to-book ratios.
   The S&P SmallCap 600/BARRA Growth Index is an unmanaged market-value index representing companies of the S&P SmallCap 600 with higher price-to-book ratios.

Past performance is not predictive of future performance.

Rochdale Mid/Small Growth Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                           ROCHDALE INVESTMENT TRUST




 Rochdale Mid/Small Value Portfolio vs S&P MidCap 400/Barra Value Index (71%) &
                   S&P SmallCap 600/Barra Growth Index (29%)
                           Value of $10,000 Investment




                                                        Blended Index: S&P
                                                         MidCap 400/Barra
                                 Rochdale                Value Index (71%)
                              Mid/Small Value            and S&P SmallCap
                               Portfolio             600/Barra Value Index (29%)


           12/30/99              $10,000                    $10,000
           03/31/00              $10,388                    $10,545
           06/30/00              $10,048                    $10,409
           09/30/00              $11,200                    $11,605
           12/31/00              $12,013                    $12,619
           03/31/01              $11,449                    $12,277
           06/30/01              $12,741                    $13,730
           09/30/01              $10,959                    $11,803
           12/31/01              $12,646                    $13,739
           03/31/02              $13,779                    $15,118
           06/30/02              $12,876                    $14,300
           09/30/02              $10,255                    $11,785
           12/31/02              $10,860                    $12,494



                                                                               AVERAGE ANNUALIZED TOTAL RETURN
                                                                                PERIOD ENDED DECEMBER 31, 2002
                                                                                ------------------------------
                                                                                  ONE       THREE    SINCE
                                                                                  YEAR      YEARS   INCEPTION
                                                                                  ----      -----   ---------
ROCHDALE MID/SMALL VALUE PORTFOLIO
Return Before Taxes ........................................................     (14.12%)    2.79%    2.78%
Return After Taxes on Distributions ........................................     (14.29%)    2.61%    2.61%
Return After Taxes on Distributions
and Sale of Fund Shares ....................................................      (8.67%)    2.16%    2.16%
---------------------------------------------------------------------------------------------------------------
S&P MIDCAP 400/BARRA VALUE INDEX (71%) &
S&P SMALLCAP 600/BARRA VALUE INDEX (29%)* ..................................     (11.37%)    6.65%    6.65%


  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  * Index returns reflect no deduction for fees, expenses, or taxes.
    The S&P MidCap 400/BARRA Value Index is an unmanaged market-value index representing companies of the S&P MidCap 400 with lower price-to-book ratios.
    The S&P SmallCap 600/BARRA Value Index is an unmanaged market-value index representing companies of the S&P SmallCap 600 with lower price-to-book ratios.

Past performance is not predictive of future performance.

Rochdale Mid/Small Value Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                           ROCHDALE INVESTMENT TRUST


                Rochdale Intermediate Fixed Income Portfolio vs.
                   Lehman Government/Credit Intermediate Index
                           Value of $10,000 Investment



                      Rochdale
                     Intermedia              Lehman
                       Fixed              Government/
                       Income            Credit Intermediate
                      Portfolio              Index

       12/31/99       $10,000                 $9,980
       03/31/00       $10,040                $10,130
       06/30/00       $10,117                $10,301
       09/30/00       $10,385                $10,598
       12/31/00       $10,732                $10,990
       03/31/01       $11,234                $11,362
       06/30/01       $11,335                $11,438
       09/30/01       $11,754                $11,965
       12/31/01       $11,783                $11,975
       03/31/02       $11,762                $11,948
       06/30/02       $12,208                $12,373
       09/30/02       $12,693                $12,933
       12/31/02       $12,887                $13,152



                                                AVERAGE ANNUALIZED TOTAL RETURN
                                                PERIOD ENDED DECEMBER 31, 2002
                                               ---------------------------------
                                                ONE          THREE      SINCE
                                                YEAR         YEARS     INCEPTION
                                                ----         -----     ---------
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO
Return Before Taxes ..........................  9.37%        8.81%         8.80%
Return After Taxes on Distributions ..........  7.33%        6.82%         6.81%
Return After Taxes on Distributions
and Sale of Fund Shares ......................  5.70%        6.10%         6.09%
--------------------------------------------------------------------------------
LEHMAN GOVERNMENT/CREDIT .....................  9.84%        9.56%         9.55%
INTERMEDIATE INDEX*



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 * Index returns reflect no deduction for fees, expenses, or taxes.
   The Lehman Government/Credit Intermediate Index is an index consisting of publicly issued, dollar-denominated U.S. Government, agency, or investment grade corporate fixed income securities with maturities from 1 to 10 years, representing securities in the intermediate maturity range of the Lehman Government/Credit Index.

Past performance is not predictive of future performance.

Rochdale Intermediate Fixed Income Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.


                               ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002
--------------------------------------------------------------------------------
SHARES                                                                        VALUE
------                                                                        -----

COMMON STOCKS: 90.4%

BASIC MATERIALS: 1.3%

2,800   Sherwin-Williams Co. ..............................................   $79,100
                                                                          -----------

CONSUMER CYCLICALS: 13.2%
3,232   Carnival Corp. ....................................................    80,638
1,803   Centex Corp. ......................................................    90,511
12,464  Circuit City Stores, Inc. ..........................................   92,483
5,996   Dillard's, Inc. ....................................................   95,097
2,335   Jones Apparel Group, Inc.* ........................................    82,752
1,874   Liz Claiborne, Inc. ................................................   55,564
3,300   Sabre Holdings Corp.* ..............................................   59,763
3,621   TJX Companies, Inc. ................................................   70,682
2,308   VF Corp. ..........................................................    83,203
1,864   Wal-Mart Stores, Inc. ..............................................   94,150
                                                                          -----------
                                                                              804,843
                                                                          -----------
CONSUMER NON CYCLICALS: 29.1%
4,610   Abbott Laboratories ................................................  184,400
7,415   Cendant Corp.* ....................................................    77,709
2,000   Conagra, Inc. ......................................................   50,020
1,530   Deluxe Corp. ......................................................    64,413
2,839   Equifax, Inc. ......................................................   65,694
  200   Forest Laboratories, Inc.* ........................................    19,644
1,900   H&R Block, Inc. ....................................................   76,380
1,725   Johnson & Johnson ..................................................   92,649
5,573   King Pharmaceuticals, Inc.* ........................................   95,800
2,063   Medtronic, Inc. ....................................................   94,073
2,248   PepsiCo, Inc. ......................................................   94,911
3,730   Pfizer, Inc. ......................................................   114,026
1,450   Philip Morris Companies, Inc. ......................................   58,769
1,058   Procter & Gamble Co. ..............................................    90,925
1,590   Quest Diagnostics* ................................................    90,471
2,213   R.J. Reynolds Tobacco Holdings, Inc. .............................. .  93,189
4,136   Sara Lee Corp. ....................................................    93,101
1,353   UnitedHealth Group, Inc. ..........................................   112,976
3,250   UST, Inc. .........................................................   108,647
1,294   Wellpoint Health Networks, Inc.* ..................................    92,081
                                                                          -----------
                                                                            1,769,878
                                                                          -----------
FINANCIAL SERVICES: 24.9%
4,400   ACE Ltd. ..........................................................   129,096
3,700   Amsouth Bancorporation ............................................    71,040
  350   Bank of America ....................................................   24,350
1,546   Bear Stearns Companies, Inc. ......................................    91,832
2,750   Charter One Financial, Inc. ........................................   79,008
2,604   Citigroup, Inc. ....................................................   91,635
1,411   Federal National Mortgage Association ..............................   90,770




16





                               ROCHDALE MAGNA PORTFOLIO


--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------
SHARES                                                                          VALUE
------                                                                          -----

FINANCIAL SERVICES, Continued
  700   Golden West Financial Corp. ........................................   $50,267
1,983   Marsh & McLennan Companies, Inc. ...................................    91,634
4,185   Mattel, Inc. .......................................................    80,143
6,762   MBNA Corp. .........................................................   128,613
2,247   MGIC Investment Corp. ..............................................    92,801
1,563   Moody's Corp. ......................................................    64,536
2,758   North Fork Bancorporation, Inc. ....................................    93,055
3,700   UnumProvident Corp. ................................................    64,898
4,405   US Bancorp .........................................................    93,474
2,292   Washington Mutual, Inc. ............................................    79,143
2,028   Wells Fargo & Co. ..................................................    95,052
                                                                          -----------
                                                                             1,511,347
                                                                           -----------
INDUSTRIALS: 6.4%
7,000   Allied Waste Industries, Inc.* .....................................    70,000
1,158   General Dynamics Corp. .............................................    91,911
3,701   General Electric Co. ...............................................    90,120
3,000   Masco Corp. ........................................................    63,150
1,237   Union Pacific Corp. ................................................    74,059
                                                                            ----------
                                                                               389,240
                                                                            ----------
TECHNOLOGY: 8.2%
2,500   Dell Computer Corp.* ...............................................    66,850
1,805   First Data Corp. ...................................................    63,915
2,827   International Game Technology* .....................................   214,626
1,200   Lexmark International Group, Inc.* .................................    72,600
4,000   Oracle Corp.* ......................................................    43,200
1,600   SunGard Data Systems, Inc.* ........................................    37,696
                                                                            ----------
                                                                               498,887
                                                                            ----------
TELECOMMUNICATIONS: 7.3%
2,500   AT&T Corp. .........................................................    65,275
6,666   Cisco Systems, Inc.* ...............................................    87,325
2,600   Comcast Corp.* .....................................................    61,282
1,155   Gannett Co., Inc. ..................................................    82,929
1,324   McGraw-Hill Companies, Inc. ........................................    80,022
  998   Omnicom Group, Inc. ................................................    64,471
                                                                            ----------
                                                                               441,304
                                                                            ----------
TOTAL COMMON STOCKS
(cost $5,565,249) .......................................................... 5,494,599
                                                                            ----------








See accompanying Notes to Financial Statements.


                                                                            17




                               ROCHDALE MAGNA PORTFOLIO


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 22.8%

$1,382,935 Union Bank of California Money Market Fund ....................   1,382,935
                                                                             ---------


TOTAL SHORT-TERM INVESTMENT
        (cost $1,382,935 .................................................  $1,382,935
                                                                            ----------

TOTAL INVESTMENTS
(cost $6,948,184),  113.2%                                                   6,877,534
                                                                            ----------
OTHER ASSETS AND LIABILITIES, NET, (13.2)% ...............................    (800,504)
                                                                            ----------
NET ASSET, 100.0%                                                          $ 6,077,030
                                                                           ===========

* Non-income producing security.


CALL OPTIONS WRITTEN
                                                                Shares
                                                                Subject
Common Stock / Expiration Date / Exercise Price                 to Call          Value
---------------------------------------------------------------------------------------
IGT / January 2003/1.85 .......................................  2,800       $    (280)
                                                                             ----------
Total (premiums received $5,160) (See Note 4)                                $    (280)
 ..............................................................              ==========









See accompanying Notes to Financial Statements.



                            ROCHDALE ALPHA PORTFOLIO

--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002
--------------------------------------------------------------------------
SHARES                                                                          VALUE
------                                                                          -----

COMMON STOCKS: 95.4%

CONSUMER CYCLICALS: 28.7%
  14,430         Cedar Fair - LP ..............................               $340,548
   9,650         Hain Celestial Group, Inc.* ..................                146,995
  17,542         Limited, Inc. ................................                244,360
   8,082         Outback Steakhouse, Inc. .....................                278,344
  14,000         Polo Ralph Lauren Corp.* .....................                304,640
                                                                             ---------
                                                                             1,314,887
                                                                             ---------
CONSUMER NON CYCLICALS: 38.9%
12,250  Amsurg Corp. - Class A* ................................               250,268
 5,740  Express Scripts, Inc.* .................................               275,750
 4,000  First Health Group Corp.* ..............................                97,400
16,977  Health Management Associates, Inc. .....................               303,888
10,263  Lincare Holdings, Inc.* ................................               324,516
 7,607  Medicis Pharmaceutical Corp. - Class A* ................               377,840
12,650  Perrigo Co.* ...........................................               153,697
                                                                             ---------
                                                                             1,783,359
                                                                             ---------
FINANCIAL SERVICES: 11.9%
10,600  Washington Real Estate Investment Trust ................               270,300

6,994   Zions Bancorporation ...................................               275,207
                                                                             ---------
                                                                               545,507
                                                                             ---------


INDUSTRIALS: 5.4%
11,200  Rogers Corp.* ..........................................               249,200
                                                                             ---------

TECHNOLOGY: 5.1%
5,200   L-3 Communications Holdings, Inc.* .....................               233,532
                                                                             ---------

TELECOMMUNICATIONS: 5.4%
8,700   Cox Communications, Inc.* ..............................               247,080
                                                                             ---------

TOTAL COMMON STOCKS
(cost $4,459,581) .............................................              4,373,565
                                                                            ----------





Principal Amount
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 6.9%
$ 316,958        Union Bank of California Money Market Fund...                 316,958
                                                                            ----------


TOTAL SHORT-TERM INVESTMENT
(cost $316,958) ..............................................                 316,958
                                                                            ----------

TOTAL INVESTMENTS
(cost $4,776,539), 102.3% ....................................               4,690,523
                                                                            ----------
OTHER ASSETS AND LIABILITIES, NET, (2.3)% ....................                (107,550)
                                                                            ----------
NET ASSETS, 100.0% ...........................................               4,582,973
                                                                            ==========



* Non-income producing security.


See accompanying Notes to Financial Statements.



                            ROCHDALE ATLAS PORTFOLIO


--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002
--------------------------------------------------------------------------
SHARES                                                                          VALUE
------                                                                          -----

COMMON STOCKS: 86.8%

AUSTRIA: 8.7%
22,200        Erste Bank Der Oesterreichischen Sparkassen AG ..             $1,494,522
28,000        Flughafen Wien AG .......... ....................                940,288
                                                                             ---------
                                                                             2,434,810
                                                                             ---------
BELGIUM: 8.8%
 8,600        Cie Nationale A Portefeuille ....................                956,659
18,500        Groupe Bruxelles Lambert SA .....................                757,356
23,601        Kredietbank NV ............. ....................                752,686
                                                                             ---------
                                                                             2,466,701
                                                                             ---------
CANADA: 6.8%
15,200        Abitibi-Consolidated, Inc. ......................                116,708
25,500        BCE, Inc. .......................................                459,255
10,300        Canadian Pacific Railway Ltd.....................                202,910
32,847        Encana Corp. ....................................              1,021,542
 5,150        Fairmont Hotels & Resorts, Inc...................                121,282
                                                                             ---------
                                                                             1,921,697
                                                                             ---------
CHINA: 5.0%
   30,200     China Petroleum & Chemical Corp. ................                505,850
1,192,000     China Sou thern Airlines Co. Ltd. ...............                317,168
   14,000     Huaneng Power International, Inc. ...............                572,233
                                                                             1,395,251
HONG KONG: 3.8%
   32,550     China Mobile Ltd./HK* ...........................                393,204
1,180,000     Legend Holdings Ltd. ............................                389,631
  205,000     Shanghai Industrial Holdings Ltd.................                279,961
                                                                             ---------
                                                                             1,062,796
                                                                             ---------
MEXICO: 11.1%
20,800        America Movil SA de CV . .......................                 298,688
27,370        Cemex SA de CV, ADR ............................                 588,729
62,000        Groupo Carso SA de CV* .........................                 151,682
870,000       Grupo Financiero BBVA Bancomer* ................                 657,655
24,600        Telefonos de Mexico SA, ADR ....................                 786,708
278,000       Walmart de Mexico SA de CV .....................                 632,301
                                                                             ---------
                                                                             3,115,763
                                                                             ---------
NORWAY: 15.5%
 28,500       Bergesen DY ASA - Class A .......................                543,030
218,535       Den Norske Bank ASA .............................              1,028,355
 18,200       Norsk Hydro ASA .................................                815,714
  8,669       Norsk Hydro ASA, ADR ............................                384,990
 58,500       Orkla ASA .......................................                996,420
153,000       Telenor ASA .....................................                585,251
                                                                             ---------
                                                                             4,353,760
                                                                             ---------





20










                                ROCHDALE ATLAS PORTFOLIO


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
SHARES                                                                          VALUE
------                                                                          -----

SINGAPORE: 7.1%
 48,700       City Developments Ltd. . . . . . . . . . . . . . . . . . . . . . $ 116,801
 62,500       DBS Group Holdings Ltd. . . . . . . . . . . . . . . . . . . . . .  396,368
  2,494       Haw Par Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . . .     4,688
 50,600       Oversea-Chinese Banking Corp. Ltd. . . . . . . . . . . . . . . .   281,516
 41,500       Singapore Airlines Ltd. . . . . . . . . . . . . . . . . . . . . .  244,047
 17,200       Singapore Press Holdings Ltd. . . . . . . . . . . . . . . . . . .  180,479
150,000       Singapore Technology Engineering Ltd. . . . . . . . . . . . . . .  142,692
287,000       Singapore Telecommunications Ltd. . . . . . . . . . . . . . . . .  205,177
 61,000       United Overseas Bank . . . . . . . . . . . . . . . . . . . . . .   414,990
                                                                             -----------
                                                                               1,986,758
                                                                             -----------
SOUTH KOREA: 8.2%
  8,200       Hyundai Motor Co.* . . . . . . . . . . . . . . . . . . . . . . .   191,855
  8,700       Kookmin Bank, ADR* . . . . . . . . . . . . . . . . . . . . . . .   307,545
 11,700       KT Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   252,135
 14,100       POSCO, ADR . . . . . . . . . . . . . . . . . . . . . . . . . . .   348,693
 12,870       Samsung Electronics, GDR . . . . . . . . . . . . . . . . . . . .   813,836
 18,809       SK Telecommunication Ltd., ADR* . . . . . . . . . . . . . . . . .  401,572
                                                                             -----------
                                                                               2,315,636
                                                                             -----------
SWITZERLAND: 7.9%
  2,200       Nestle SA . . . . . . . . . . . . . . . . . . . . . . . . . . . .  466,189
 32,000       Norvatis AG, ADR . . . . . . . . . . . . . . . . . . . . . . . . 1,175,360
  4,700       Roche Holding AG . . . . . . . . . . . . . . . . . . . . . . . .   327,508
  3,900       Swiss Reinsurance . . . . . . . . . . . . . . . . . . . . . . . .  255,826
                                                                             -----------
                                                                               2,224,883
                                                                             -----------
UNITED STATES: 3.9%
  2,175       General Dynamics Corp. . . . . . . . . . . . . . . . . . . . . .   172,630
 67,500       The Korea Fund, Inc. . . . . . . . . . . . . . . . . . . . . . .   934,875
                                                                             -----------
                                                                               1,107,505
                                                                             -----------
TOTAL COMMON STOCKS
(cost $25,338,506) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .24,385,560
                                                                             -----------













                                                                           21







                                ROCHDALE ATLAS PORTFOLIO


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at December 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal Amount

SHORT-TERM INVESTMENTS: 13.0%
        $3,666,860 Highmark Diversified Money Market Fund ...............    3,666,860
                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS
        (cost $3,666,860) ...............................................    3,666,860
                                                                          ------------

TOTAL INVESTMENTS
        (cost $29,005,366): 99.8% .......................................   28,052,420
                                                                          ------------
OTHER ASSETS AND LIABILITIES, NET, 0.2% .................................       45,862
                                                                          ------------
NET ASSETS, 100.0% ...................................................... $ 28,098,282
                                                                          ============


----------
*   Non-income producing security.
ADR American Depositary Receipt
GDR Global Depositary Receipt











See accompanying Notes to Financial Statements.

                                ROCHDALE ATLAS PORTFOLIO

                                                                        % of
Sector                                                              Net Assets
--------------------------------------------------------------------------------
Basic Materials                                                          1.7%
Communications                                                          12.7%
Consumer, Cyclical                                                       5.4%
Consumer, Non-cyclical                                                  10.6%
Diversified                                                              7.7%
Energy                                                                   5.4%
Financial                                                               23.6%
Funds                                                                   13.0%
Industrial                                                              16.4%
Technology                                                               1.4%
Utilities                                                                2.0%
                                                                     ---------
Total Investments in Securities                                         99.8%
Other Assets less Liabilities                                            0.2%
                                                                     ---------
                                                                      100.00%

                         ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002

  Shares                                                                                Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 91.9%

CONSUMER CYCLICALS: 11.1%
   1,066         Autozone, Inc.* ...............................................   $    75,313
   1,993         Bed Bath & Beyond, Inc.* ......................................        68,818
     600         Cintas Corp. ..................................................        27,450
   1,347         Family Dollar Stores, Inc. ....................................        42,040
   2,245         Harley-Davidson, Inc. .........................................       103,719
     646         International Game Technology* ................................        49,044
   3,356         Lowe's Companies, Inc. ........................................       125,850
   3,487         Mattel, Inc. ..................................................        66,776
   2,162         Maytag Corp. ..................................................        61,617
   3,300         Radioshack Corp. ..............................................        61,842
     900         Starbucks Corp.* ..............................................        18,342
   4,066         Target Corp. ..................................................       121,980
   3,566         TJX Companies, Inc. ...........................................        69,608
  10,187         Wal-Mart Stores, Inc. .........................................       514,545
   2,491         Yum! Brands, Inc.* ............................................        60,332
                                                                                   -----------
                                                                                     1,467,276
                                                                                   -----------
CONSUMER NON CYCLICALS: 45.0%
     156         Advanced Medical Optics, Inc.* ................................         1,867
   5,250         Abbott Laboratories ...........................................       210,000
     703         Allergan, Inc. ................................................        40,507
   2,998         Amgen, Inc.* ..................................................       144,923
   1,707         Anheuser-Busch Companies, Inc. ................................        82,619
   1,166         Apollo Group, Inc.* ...........................................        51,304
   1,389         Avery Dennison Corp. ..........................................        84,840
     300         Avon Products, Inc. ...........................................        16,161
   3,253         Biomet, Inc. ..................................................        93,231
   2,716         Boston Scientific Corp.* ......................................       115,484
     957         C.R. Bard, Inc. ...............................................        55,506
   2,690         Campbell Soup Co. .............................................        63,134
   1,323         Cardinal Health, Inc. .........................................        78,308
   4,833         Coca-Cola Co. .................................................       211,782
   2,378         Colgate Palmolive Co. .........................................       124,679
   3,169         Concord EFS, Inc.* ............................................        49,880
   2,979         Deluxe Corp. ..................................................       125,416
   1,904         Eli Lilly & Co. ...............................................       120,904
   3,031         Equifax, Inc. .................................................        70,137
     673         Forest Laboratories, Inc.* ....................................        66,102
   3,270         Guidant Corp.* ................................................       100,880
   2,105         H&R Block, Inc. ...............................................        84,621
   2,220         HCA - The Healthcare Co. ......................................        92,130
     450         Hershey Foods Corp. ...........................................        30,348
   2,723         International Flavors & Fragrances, Inc. ......................        95,577
   9,840         Johnson & Johnson .............................................       528,506
   1,200         Kimberly Clark Corp. ..........................................        56,964
   4,914         Medtronic, Inc. ...............................................       224,078



                      ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

  Shares                                                                                Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
   4,926         Merck & Co., Inc. .............................................   $    75,313
     339         Monsanto Co. ..................................................         6,526
   2,116         Moody's Corp. .................................................        87,370
   1,329         Paychex, Inc. .................................................        37,079
   6,212         PepsiCo, Inc. .................................................       262,271
  20,822         Pfizer, Inc. ..................................................       636,529
   1,988         Pharmacia Corp. ...............................................        83,098
   6,689         Philip Morris Companies, Inc. .................................       271,105
   3,412         Procter & Gamble Co. ..........................................       293,227
   5,679         Sara Lee Corp. ................................................       127,834
   3,913         Schering-Plough Corp. .........................................        86,869
   1,552         St. Jude Medical, Inc.* .......................................        61,645
   1,785         Stryker Corp. .................................................       119,809
   3,847         Sysco Corp. ...................................................        18,342
   1,488         The Clorox Co. ................................................        61,380
      54         The J.M. Smucker Co. ..........................................         2,150
   1,000         Unilever NV - ADR .............................................        61,710
   1,704         UnitedHealth Group, Inc. ......................................       142,284
   3,773         UST, Inc. .....................................................       126,131
   1,800         Wyeth .........................................................        67,320
     287         Zimmer Holdings, Inc.* ........................................        11,916
                                                                                   -----------
                                                                                     5,959,604
                                                                                   -----------
FINANCIAL SERVICES: 7.4%
   4,206        American Express Co. ...........................................       148,682
   3,515        Federal National Mortgage Association ..........................       226,120
   1,700        Fifth Third Bancorp ............................................        99,535
   2,754        Marsh & McLennan Companies, Inc. ...............................       127,262
   2,655        Mellon Bank Corp. ..............................................        69,322
   2,179        North Fork Bancorporation, Inc. ................................        73,520
   1,659        SLM Corp. ......................................................       172,304
   1,479        State Street Corp. .............................................        57,681
                                                                                   -----------
                                                                                       974,426
                                                                                   -----------
INDUSTRIALS: 8.1%
     773         3M Co. ........................................................        95,311
     819         American Standard Companies, Inc.* ............................        58,264
  31,096         General Electric Co. ..........................................       757,188
   4,386         Rockwell Collins, Inc. ........................................       102,018
   2,534         Waters Corp.* .................................................        55,191
                                                                                   -----------
                                                                                     1,067,972
                                                                                   -----------
TECHNOLOGY: 14.6%
   2,666         Automatic Data Processing, Inc. ...............................       104,641
   8,877         Dell Computer Corp.* ..........................................       237,371
   1,267         Electronic Arts, Inc.* ........................................        63,059
   3,580         First Data Corp. ..............................................       126,768
  16,397         Intel Corp. ...................................................       255,301
   2,637         International Business Machines Corp. (IBM) ...................       204,368



                                                                              25


                      ROCHDALE LARGE GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

  Shares                                                                                Value
----------------------------------------------------------------------------------------------
TECHNOLOGY, CONTINUED
   1,737         Lexmark International Group, Inc.* ............................    $  105,089
  13,359         Microsoft Corp.* ..............................................       690,660
  14,036         Oracle Corp.* .................................................       151,589
                                                                                   -----------
                                                                                     1,938,846
                                                                                   -----------
TELECOMMUNICATIONS: 5.7%
  27,323         Cisco Systems, Inc.* ..........................................       357,931
   1,163         McGraw-Hill Companies, Inc. ...................................        70,292
   2,642         Meredith Corp. ................................................       108,613
     930         Omnicom Group, Inc. ...........................................        60,078
   2,878         Univision Communications, Inc.* ...............................        70,511
   2,419         Verizon Communications, Inc. ..................................        93,736
                                                                                   -----------
                                                                                       761,161
                                                                                   -----------

TOTAL COMMON STOCKS
(cost $13,650,987)        12,169,285

Principal Amount

SHORT-TERM INVESTMENT: 7.6%
$1,002,129       Union Bank of California Money Market Fund ....................     1,002,129
                                                                                   -----------
TOTAL SHORT-TERM INVESTMENT
(cost $1,002,129) ..............................................................     1,002,129
                                                                                   -----------
TOTAL INVESTMENTS
(cost $14,653,116), 99.5% ......................................................    13,171,414
                                                                                   -----------
OTHER ASSETS AND LIABILITIES, NET, 0.5% ........................................        64,005
                                                                                   -----------
NET ASSETS, 100.0% .............................................................   $13,235,419
                                                                                   ===========
*Non-income producing security.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


Shares                                                                                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 91.2%

BASIC MATERIALS: 4.0%
   2,131         Ashland, Inc. .................................................    $   60,797
   2,407         E. I. du Pont de Nemours and Co. ..............................       102,057
   3,366         Engelhard Corp. ...............................................        75,230
     900         International Paper Co. .......................................        31,473
   2,444         Louisiana Pacific Corp.* ......................................        19,699
   1,455         MeadWestvaco Corp.* ...........................................        35,953
     400         PPG Industries, Inc. ..........................................        20,060
   3,648         Sherwin-Williams Co. ..........................................       103,056
   2,898         The Dow Chemical Co. ..........................................        86,071
   3,588         USX - U.S. Steel Group ........................................        47,075
                                                                                   -----------
                                                                                       581,471
                                                                                   -----------
CONSUMER CYCLICALS: 9.0%
   1,418         Carmax, Inc.* .................................................        25,354
   2,573         Carnival Corp. ................................................        64,196
   2,320         Centex Corp. ..................................................       116,464
   3,437         Cooper Tire & Rubber ..........................................        52,724
     481         Costco Wholesale Corp.* .......................................        13,497
   1,969         CVS Corp. .....................................................        49,166
   2,141         Dana Corp. ....................................................        25,178
   1,689         Federated Department Stores* ..................................        48,576
     509         General Motors Corp. ..........................................        18,762
   2,394         Harrah's Entertainment, Inc.* .................................        94,802
   5,155         Hasbro, Inc. ..................................................        59,540
   6,464         Home Depot, Inc. ..............................................       154,877
   4,549         J.C. Penney Co., Inc. .........................................       104,672
   1,614         Jones Apparel Group, Inc.* ....................................        57,200
   1,000         KB Home .......................................................        42,850
   3,164         Liz Claiborne, Inc. ...........................................        93,813
   5,928         Office Depot, Inc.* ...........................................        87,497
   1,948         Pulte Corp. ...................................................        93,251
   1,803         VF Corp. ......................................................        64,998
   2,161         Wendy's International, Inc. ...................................        58,498
                                                                                   -----------
                                                                                     1,325,915
                                                                                   -----------
CONSUMER NON CYCLICALS: 11.5%
   2,173         Aetna, Inc. ...................................................        89,354
   5,292         American Greetings Corp.* .....................................        83,614
     470         Anthem, Inc.* .................................................        29,563
   5,352         Archer-Daniels-Midland Co. ....................................        66,365
   1,681         Becton Dickinson & Co. ........................................        51,590
  13,449         Cendant Corp.* ................................................       140,946
   2,453         Coca-Cola Enterprises, Inc. ...................................        53,279
   4,272         Conagra, Inc. .................................................       106,843
   7,945         Convergys Corp.* ..............................................       120,367
     746         Coors (Adolph) Co. ............................................        45,692
   3,078         Fortune Brands, Inc. ..........................................       143,158



                                                                              27


                         ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

 Shares                                                                                Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
   1,349         HCA, Inc.* ....................................................     $  55,984
   8,621         Humana, Inc. ..................................................        86,210
   3,594         King Pharmaceuticals, Inc.* ...................................        61,781
     960         McKesson Corp. ................................................        25,949
     919         Quest Diagnostics* ............................................        52,291
   5,094         Quintiles Transnational Corp.* ................................        61,637
   2,787         R.J. Reynolds Tobacco Holdings, Inc. ..........................       117,361
   2,556         Safeway, Inc.* ................................................        59,708
   6,030         Supervalu, Inc. ...............................................        99,555
   2,032         Wellpoint Health Networks, Inc.* ..............................       144,597
                                                                                   -----------
                                                                                     1,695,844
                                                                                   -----------
ENERGY: 7.5%
     595         Amerada Hess Corp. ............................................        32,755
     917         Ameren Corp. ..................................................        38,120
     760         Anadarko Petroleum Corp. ......................................        36,404
     859         Apache Corp. ..................................................        48,954
   1,641         ChevronTexaco Corp. ...........................................       109,094
     926         ConocoPhillips ................................................        44,809
   3,299         Duke Energy Corp. .............................................        64,462
  12,209         Exxon Mobil Corp. .............................................       426,582
   3,827         Marathon Oil Corp. ............................................        81,477
   1,614         Nabors Industries Ltd.* .......................................        56,926
   1,593         Noble Corp.* ..................................................        55,994
   1,975         Rowan Companies, Inc.* ........................................        44,833
   1,373         Schlumberger Ltd. .............................................        57,790
                                                                                   -----------
                                                                                     1,098,200
                                                                                   -----------
FINANCIAL SERVICES: 37.4%
   4,814         ACE Ltd. ......................................................       141,243
   1,768         Aflac, Inc. ...................................................        53,252
   1,463         AMBAC Financial Group, Inc. ...................................        82,279
   6,218         American International Group, Inc. ............................       359,711
   4,696         Amsouth Bancorporation ........................................        90,163
   5,464         Bank of America Corp. .........................................       380,130
   3,224         Bank One Corp. ................................................       117,837
   2,296         BB&T Corp. ....................................................        84,929
   1,738         Bear Stearns Companies, Inc. ..................................       103,237
   3,110         Charter One Financial, Inc. ...................................        89,350
  15,459         Citigroup, Inc. ...............................................       544,002
   1,309         Comerica, Inc. ................................................        56,601
   3,098         Equity Office Properties Trust ................................        77,388
   1,907         Equity Residential Properties Trust ...........................        46,874
   3,143         Federal Home Loan Mortgage Corp. ..............................       185,594
   2,391         First Tennessee National Corp. ................................        85,933
   2,137         FleetBoston Financial Corp. ...................................        51,929
   1,403         Golden West Financial Corp. ...................................       100,749
   2,642         John Hancock Financial Services ...............................        73,712
   3,454         KeyCorp .......................................................        86,834




28


                        ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)
  Shares                                                                                Value
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES, CONTINUED
   1,619         Lehman Brothers Holdings, Inc. ................................     $  86,277
   1,159         Lincoln National Corp. ........................................        36,601
   2,129         Loews Corp. ...................................................        94,655
   1,740         MBIA, Inc. ....................................................        76,316
   5,401         MBNA Corp. ....................................................       102,727
   2,126         Merrill Lynch & Co. ...........................................        80,682
   3,907         Metlife, Inc. .................................................       105,645
   1,472         MGIC Investment Corp. .........................................        60,794
   3,592         Morgan Stanley Dean Witter & Co. ..............................       143,393
   3,978         National City Corp. ...........................................       108,679
   2,283         Norfolk Southern Corp. ........................................        45,637
   2,139         PNC Financial Services Group ..................................        89,624
   1,599         Regions Financial Corp. .......................................        53,343
   2,863         SouthTrust Corp. ..............................................        71,146
     861         Suntrust Banks, Inc. ..........................................        49,008
     992         T Rowe Price Group, Inc. ......................................        27,062
   2,953         The Allstate Corp. ............................................       109,231
     945         The Chubb Corp. ...............................................        49,329
   2,256         Torchmark Corp. ...............................................        82,412
     595         Travelers Property Casualty Corp. - Class A* ..................         8,717
   1,223         Travelers Property Casualty Corp. - Class B* ..................        17,917
   2,103         Union Planters Corp. ..........................................        59,178
   3,584         UnumProvident Corp. ...........................................        62,863
   9,779         US Bancorp ....................................................       207,510
   4,678         Wachovia Corp. ................................................       170,466
   6,533         Washington Mutual, Inc. .......................................       225,584
   6,300         Wells Fargo & Co. .............................................       295,281
   2,289         XL Capital Ltd. ...............................................       176,825
                                                                                   -----------
                                                                                     5,508,649
                                                                                   -----------
INDUSTRIALS: 8.7%
     180         Allied Waste Industries, Inc. .................................         1,800
   5,530         American Power Conversion Corp.* ..............................        83,780
   5,482         B.F. Goodrich Co. .............................................       100,430
     877         Boeing Co. ....................................................
     640         Burlington Northern Santa Fe Corp. ............................        16,646
     963         Caterpillar, Inc. .............................................        44,028
   1,717         Cooper Industries Ltd. ........................................        62,585
   1,888         Dover Corp. ...................................................        55,054
     900         FedEx Corp. ...................................................        48,798
     410         General Dynamics Corp. ........................................        32,542
     840         Illinois Tool Works, Inc. .....................................        54,482
   1,972         Ingersoll-Rand Co. ............................................        84,914
   2,465         Masco Corp. ...................................................        51,888
   1,105         Northrop Grumman Corp. ........................................       107,185
     490         Raytheon ......................................................        15,068
   1,803         Ryder System, Inc. ............................................        40,459
     800         Textron, Inc. .................................................        34,392


                                                                              29



                        ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

 Shares                                                                                Value
----------------------------------------------------------------------------------------------
INDUSTRIALS, CONTINUED
   1,946         Union Pacific Corp. ...........................................     $ 116,507
   2,669         United Technologies Corp. .....................................       165,318
   3,034         Waste Management, Inc. ........................................        69,539
   4,137         Worthington Industries, Inc. ..................................        63,048
                                                                                   -----------
                                                                                     1,277,395
                                                                                   -----------
TECHNOLOGY: 2.9%
   8,100         Applied Micro Circuits Corp.* .................................        29,889
   4,957         Autodesk, Inc. ................................................        70,885
   4,314         Broadcom Corp.* ...............................................        64,969
   2,813         Computer Sciences Corp.* ......................................        96,908
   6,944         Hewlett-Packard Co. ...........................................       120,548
   5,026         Xerox Corp. ...................................................        40,459
                                                                                   -----------
                                                                                       423,658
                                                                                   -----------
TELECOMMUNICATIONS: 8.4%
   3,426         AT&T Corp. ....................................................        89,453
     678         Alltel Corp. ..................................................        34,578
   4,161         BellSouth Corp. ...............................................       107,645
   2,404         Clear Channel Communications, Inc.* ...........................        89,645
   3,690         Comcast Corp. - Class A* ......................................        86,973
   3,789         Comcast Corp. - Special Class A* ..............................        85,594
   1,852         Gannett Co., Inc. .............................................       132,974
  33,770         JDS Uniphase Corp.* ...........................................        83,412
  10,541         SBC Communications, Inc. ......................................       285,767
   3,064         The Walt Disney Co. ...........................................        49,974
   4,579         Viacom, Inc.* .................................................       186,640
                                                                                   -----------
                                                                                     1,232,655
                                                                                   -----------
UTILITIES: 1.8%
     500         Entergy Corp. .................................................        22,795
   1,348         Exelon Corp. ..................................................        71,134
   1,206         FPL Group, Inc. ...............................................        72,516
   1,750         NiSource, Inc. ................................................        35,000
   2,120         Public Service Enterprise Group, Inc. .........................        68,052
                                                                                   -----------
                                                                                       269,497
                                                                                   -----------
TOTAL COMMON STOCKS
(cost $15,127,148)..............................................................    13,413,284
                                                                                   -----------

30

                         ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

Principal Amount
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 6.8%
$994,696 Union Bank of California Money Market Fund ............................       994,696
                                                                                  ------------
TOTAL SHORT-TERM INVESTMENT
(cost $994,696) ................................................................       994,696
                                                                                  ------------
TOTAL INVESTMENTS
(cost $16,121,844), 98.0% ......................................................    14,407,980
                                                                                  ------------
OTHER ASSETS AND LIABILITIES, NET, 2.0% ........................................       298,900
                                                                                  ------------
NET ASSETS, 100.0% .............................................................  $ 14,706,880
                                                                                  ============
* Non-income producing security.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002

 Shares                                                                                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 93.8%

BASIC MATERIALS: 1.6%
   1,221         Cabot Microelectronics Corp.* .................................   $    57,631
   1,986         Plum Creek Timber Co., Inc. ...................................        46,870
   2,476         Valspar Corp. .................................................       109,390
                                                                                   -----------
                                                                                       213,891
                                                                                   -----------
CONSUMER CYCLICALS: 16.7%
   1,830         99 Cents Only Stores, Inc.* ...................................        49,154
   4,448         Abercrombie & Fitch Co.* ......................................        91,006
   3,013         Advanced Marketing Services, Inc. .............................        44,291
   4,464         Applebee's International, Inc. ................................       103,525
   1,273         Brinker International, Inc.* ..................................        41,054
   1,800         CDW Computer Centers, Inc.* ...................................        78,930
   3,846         Chico's FAS, Inc.* ............................................        72,728
   2,134         Christopher & Banks Corp. .....................................        44,280
   1,638         Coach, Inc.* ..................................................        53,923
   2,005         Dollar Tree Stores, Inc.* .....................................        49,263
   1,213         Ethan Allen Interiors, Inc. ...................................        41,691
   1,180         Family Dollar Stores, Inc. ....................................        36,828
   1,460         Fastenal Co. ..................................................        54,589
   1,630         GTECH Holdings Corp.* .........................................        45,412
   2,756         Hancock Fabrics, Inc. .........................................        42,029
   2,195         Herman Miller, Inc. ...........................................        40,388
   1,096         International Game Technology* ................................        83,208
   1,237         International Speedway Corp. ..................................        46,128
   3,674         K-Swiss, Inc. .................................................        79,763
   1,918         La-Z-Boy, Inc. ................................................        45,994
     936         Michaels Stores, Inc.* ........................................        29,297
     312         NVR, Inc.* ....................................................       101,556
   1,554         O'Reilly Automotive, Inc.* ....................................        39,301
   2,347         OshKosh B'Gosh, Inc. ..........................................        65,833
   2,928         Outback Steakhouse, Inc. ......................................       100,840
   2,112         Panera Bread Co. - Class A* ...................................        73,519
   2,560         Pier 1 Imports, Inc. ..........................................        48,461
   1,397         Polaris Industries, Inc. ......................................        81,864
     873         Regis Corp. ...................................................        22,689
   1,556         Ross Stores, Inc. .............................................        65,959
     800         Ryland Group, Inc. ............................................        26,680
   2,508         SCP Pool Corp.* ...............................................        73,234
   3,872         Shuffle Master, Inc.* .........................................        73,994
   2,758         Sonic Corp.* ..................................................        56,511
   1,411         The Cheesecake Factory, Inc.* .................................        51,008
   2,059         The Timberland Co.* ...........................................        73,321
     380         Thor Industries, Inc. .........................................        13,083
   2,190         Williams-Sonoma, Inc.* ........................................        59,458
                                                                                   -----------
                                                                                     2,200,792
                                                                                   -----------

32

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)
 Shares                                                                                Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS: 34.2%
   1,335         American Italian Pasta Co. - Class A* .........................    $   48,033
     600         AmerisourceBergen Corp. .......................................        32,586
   3,944         Apollo Group, Inc.* ...........................................       173,536
   2,520         Apria Healthcare Group, Inc.* .................................        56,045
   2,694         Arbitron Inc.* ................................................        90,249
   1,539         Barr Laboratories, Inc. * .....................................       100,173
   1,015         Beckman Coulter, Inc. .........................................        29,963
   1,698         Biosite, Inc.* ................................................        57,766
   2,788         Cendant Corp.* ................................................        29,218
   2,517         ChoicePoint, Inc.* ............................................        99,396
   3,502         Corinthian Colleges, Inc.* ....................................       132,586
   2,902         Covance, Inc.* ................................................        71,360
   2,979         Dentsply International, Inc. ..................................       110,819
     800         Diagnostic Products Corp. .....................................        30,896
   2,266         Edwards Lifesciences Corp.* ...................................        57,715
   3,233         Express Scripts, Inc.* ........................................       155,313
   4,054         First Health Group Corp.* .....................................        98,715
   2,793         Fossil, Inc.* .................................................        56,810
   2,324         Gartner Group, Inc. - Class B* ................................        21,962
   2,623         Gilead Sciences, Inc.* ........................................        89,182
   2,700         Health Management Associates, Inc. ............................        48,330
   5,484         Health Net, Inc.* .............................................       144,778
   2,210         Hillenbrand Industries, Inc. ..................................       106,765
   3,926         Hormel Foods Corp. ............................................        91,594
   2,548         Idec Pharmaceuticals Corp.* ...................................        84,517
   3,647         Inamed Corp.* .................................................       112,328
   1,299         Invacare Corp. ................................................        43,257
   3,482         ITT Educational Services, Inc.* ...............................        82,001
   3,981         IVAX Corp.* ...................................................        48,289
   3,060         John H. Harland Co. ...........................................        67,718
   1,581         Kroll Inc.* ...................................................        30,165
   1,196         LifePoint Hospitals, Inc.* ....................................        35,797
   5,726         Lincare Holdings, Inc.* .......................................       181,056
     858         Manpower, Inc. ................................................        27,370
   4,024         McCormick & Company, Inc. .....................................        93,357
   1,601         Medicis Pharmaceutical Corp. - Class A* .......................        79,522
   6,531         Memberworks, Inc.* ............................................       117,427
   1,865         Mentor Corp. ..................................................        71,802
   2,206         Mylan Laboratories, Inc. ......................................        76,989
   1,707         New England Business Service, Inc. ............................        41,651
   3,178         Oxford Health Plans, Inc.* ....................................       115,838
   3,712         Perrigo Co.* ..................................................        45,101
   1,530         Pharmaceutical Product Development, Inc.* .....................        44,783
   4,391         Pre-Paid Legal Services, Inc.* ................................       115,044
   1,750         Priority Healthcare Corp.* ....................................        40,600
   2,719         Quest Diagnostics, Inc.* ......................................       154,711
   2,657         Respironics, Inc.* ............................................        80,855



                                                                              33




                 ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

 Shares                                                                                Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
   1,804         Scotts Co.* ...................................................    $   88,468
   2,426         SICOR, Inc.* ..................................................        38,452
   1,717         StarTek, Inc.* ................................................        47,389
   1,841         SurModics, Inc.* ..............................................        52,800
   4,870         Sybron Dental Specialties, Inc.* ..............................        72,319
   1,683         Syncore International Corp.* ..................................        46,670
   2,568         Techne Corp.* .................................................        73,363
   4,619         The Dial Corp. ................................................        94,089
   1,947         Universal Health Services, Inc. - Class B* ....................        87,810
   2,236         Valassis Communications, Inc.* ................................        65,805
   2,014         Viad Corp. ....................................................        45,013
   3,014         WD-40 Co. .....................................................        79,630
                                                                                   -----------
                                                                                     4,515,776
                                                                                   -----------
ENERGY: 2.9%
   1,209         BJ Services Co.* ..............................................        39,063
   1,834         Cal Dive International, Inc.* .................................        43,099
   1,462         Santa Fe International Corp. ..................................        35,556
   2,330         Smith International, Inc.* ....................................        76,005
   2,918         Weatherford International Ltd.* ...............................       116,516
   2,630         XTO Energy, Inc. ..............................................        64,961
                                                                                   -----------
                                                                                       375,200
                                                                                   -----------
FINANCIAL SERVICES: 11.8%
   2,927         Arthur J. Gallagher & Co. .....................................        85,995
   1,610         Commerce Bancorp, Inc. ........................................        69,536
   2,772         Community First Bankshares, Inc. ..............................        73,347
   1,408         Cullen/Frost Bankers, Inc. ....................................        46,042
   1,130         East West Bancorp, Inc. .......................................        40,770
   2,924         Eaton Vance Corp. .............................................        82,603
   1,090         Fidelity National Financial, Inc. .............................        35,785
   2,515         First Tennessee National Corp. ................................        90,389
   2,391         Hilb Rogal & Hamilton Co. .....................................        97,792
   2,569         Hudson United Bancorp .........................................        79,896
   2,320         Investment Technology Group, Inc.* ............................        51,875
   2,292         Investors Financial Services Corp. ............................        62,778
     746         Legg Mason, Inc. ..............................................        36,211
   2,493         Neuberger Berman, Inc. ........................................        83,491
   1,854         New York Community Bancorp, Inc. ..............................        53,543
   2,809         North Fork Bancorporation, Inc. ...............................        94,776
   1,710         Southwest Bancorporation of Texas, Inc.* ......................        49,265
   4,703         Sterling Bancshares, Inc. .....................................        57,471
   2,196         TCF Financial Corp. ...........................................        95,943
   3,039         Trustco Bank Corp. NY .........................................        32,760
   2,000         UCBH Holdings, Inc. ...........................................        84,900
   3,550         Waddell & Reed Financial, Inc. ................................        69,828
   2,052         Westamerica Bancorporation ....................................        82,449
                                                                                   -----------
                                                                                     1,557,445
                                                                                   -----------


34

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

 Shares                                                                                Value
----------------------------------------------------------------------------------------------
INDUSTRIALS: 8.4%
     803         Alliant Techsystems, Inc.* ....................................     $  50,067
   1,614         American Standard Companies, Inc.* ............................       114,820
   2,858         C.H. Robinson Worldwide, Inc. .................................        89,170
   1,545         CLARCOR, Inc. .................................................        49,857
     906         CUNO, Inc.* ...................................................        30,007
   1,721         Donaldson Co., Inc. ...........................................        61,956
   3,227         DRS Technologies, Inc.* .......................................       101,102
   2,428         Expeditors International of Washington, Inc. ..................        79,274
   3,154         Graco, Inc. ...................................................        90,362
   1,411         Heartland Express, Inc.* ......................................        32,327
   1,522         Landstar System, Inc.* ........................................        88,824
   1,640         Lindsay Manufacturing Co. .....................................        35,096
     130         Northrop Grumman Corp. ........................................        12,610
   1,200         Rogers Corp.* .................................................        26,700
   3,361         Roper Industries, Inc. ........................................       123,013
   1,184         Simpson Manufacturing Co., Inc.* ..............................        38,954
   1,205         Sonoco Products Co. ...........................................        27,631
   4,265         Trimble Navigation Ltd.* ......................................        53,270
                                                                                   -----------
                                                                                     1,105,040
                                                                                   -----------
TECHNOLOGY: 11.8%
   3,573         Affiliated Computer Services, Inc.* ...........................       188,118
   4,830         ANSYS, Inc.* ..................................................        97,566
   1,322         BARRA, Inc.* ..................................................        40,096
   1,600         Bisys Group, Inc.* ............................................        25,440
   2,043         CACI International, Inc.* .....................................        72,812
   8,132         Cadence Design Systems, Inc.* .................................        95,876
   2,014         Certegy, Inc.* ................................................        49,444
   1,799         DST Systems, Inc.* ............................................        63,954
   1,324         Dun & Bradstreet Corp.* .......................................        45,665
   1,516         Electronic Arts, Inc.* ........................................        75,451
   2,041         FactSet Research Systems, Inc. ................................        57,699
     829         Fair, Isaac and Company, Inc. .................................        35,398
   2,905         Global Payments, Inc. .........................................        92,989
   1,394         Kronos, Inc.* .................................................        51,564
   1,312         MICROS Systems, Inc.* .........................................        29,415
   6,500         MRO Software, Inc.* ...........................................        78,942
   1,473         NDCHealth Corp. ...............................................        29,313
   3,523         SEI Investments Co. ...........................................        95,755
   4,302         SunGard Data Systems, Inc.* ...................................       101,355
   3,759         Synopsys, Inc.* ...............................................       173,478
   2,193         Take-Two Interactive Software, Inc.* ..........................        51,514
                                                                                   -----------
                                                                                     1,551,844
                                                                                   -----------


                                                                              35


                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

 Shares                                                                                Value
---------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 6.4%
   2,112         ADVO, Inc.* ...................................................     $  69,337
   2,223         Entercom Communications Corp. - Class A* ......................       104,303
   4,025         Harte Hanks, Inc. .............................................        75,147
   4,092         Plantronics, Inc.* ............................................        61,912
   3,676         Price Communications Corp.* ...................................        50,839
   1,448         Scholastic Corp.* .............................................        52,056
   3,590         Symantec Corp.* ...............................................       145,323
   3,986         The Reader's Digest Association, Inc. .........................        60,189
     100         Washington Post Co. - Class B .................................        73,800
   4,128         Westwood One, Inc.* ...........................................       154,222
                                                                                   -----------
                                                                                       847,128
                                                                                   -----------
TOTAL COMMON STOCKS
(cost $12,539,776) .............................................................    12,367,116
                                                                                   -----------

Principal Amount                                                                       Value
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 5.0%
$654,560         Union Bank of California Money Market Fund ....................   $   654,560
                                                                                   -----------
TOTAL SHORT-TERM INVESTMENT
(cost $654,560) ................................................................       654,560
                                                                                   -----------
TOTAL INVESTMENTS
(cost $13,194,336), 98.8% ......................................................    13,021,676
                                                                                   -----------
OTHER ASSETS AND LIABILITIES, NET, 1.2% ........................................       165,900
                                                                                   -----------
NET ASSETS, 100.0% .............................................................   $13,187,576
                                                                                   ===========
* Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 91.9%

BASIC MATERIALS: 4.1%
 5,814   Airgas, Inc.*   . . . . . . . . . . . . . . . . . . . . .    $ 100,292
   750   Bowater, Inc.   . . . . . . . . . . . . . . . . . . . . .       31,463
 1,723   Cabot Corp.   . . . . . . . . . . . . . . . . . . . . . .       45,728
 5,568   Caraustar Industries, Inc.*   . . . . . . . . . . . . . .       52,785
 2,014   Cleveland-Cliffs, Inc.*   . . . . . . . . . . . . . . . .       39,978
 2,040   IMC Global, Inc.   . . . . . . . . . . . . . . . . . . . .      21,767
 1,053   Lubrizol Corp.   . . . . . . . . . . . . . . . . . . . . .      32,117
 1,953   Lyondell Chemical Co.   . . . . . . . . . . . . . . . . .       24,686
   859   Minerals Technologies, Inc.   . . . . . . . . . . . . . .       37,066
   970   Potlach Corp.   . . . . . . . . . . . . . . . . . . . . .       23,164
 2,985   Rock-Tenn Co.   . . . . . . . . . . . . . . . . . . . . .       40,238
 5,291   RPM, Inc.   . . . . . . . . . . . . . . . . . . . . . . .       80,846
 2,500   RTI International Metals, Inc.*   . . . . . . . . . . . .       25,250
                                                                        555,380
CONSUMER CYCLICALS: 18.3%
   952   Advance Auto Parts, Inc.*   . . . . . . . . . . . . . . .       46,553
 2,328   AnnTaylor Stores Corp.*   . . . . . . . . . . . . . . . .       47,538
 3,188   ArvinMeritor, Inc.   . . . . . . . . . . . . . . . . . . .      53,144
 4,627   Aztar Corp.*   . . . . . . . . . . . . . . . . . . . . . .      66,074
 5,981   Bassett Furniture Industries, Inc.   . . . . . . . . . . .      85,648
14,215   Bio-Technology General Corp.*   . . . . . . . . . . . . .       45,502
 2,823   Bob Evans Farms, Inc.   . . . . . . . . . . . . . . . . .       65,917
 2,183   Borders Group, Inc.*   . . . . . . . . . . . . . . . . . .      35,146
 1,543   Borg-Warner, Inc.   . . . . . . . . . . . . . . . . . . .       77,798
 1,731   Burlington Coat Factory Warehouse Corp.   . . . . . . . .       31,071
 3,131   Callaway Golf Co.   . . . . . . . . . . . . . . . . . . .       41,486
 9,802   Cash America International, Inc.   . . . . . . . . . . . .      93,315
 3,651   CBRL Group, Inc.   . . . . . . . . . . . . . . . . . . . .     110,005
 2,101   Clayton Homes, Inc.   . . . . . . . . . . . . . . . . . .       25,590
 3,124   D.R. Horton, Inc.   . . . . . . . . . . . . . . . . . . .       54,201
 2,841   Extended Stay America, Inc.*   . . . . . . . . . . . . . .      41,905
 2,152   Furniture Brands International, Inc.*   . . . . . . . . .       51,325
 1,596   G&K Services, Inc.   . . . . . . . . . . . . . . . . . . .      56,500
 2,729   Haggar Corp.   . . . . . . . . . . . . . . . . . . . . . .      34,358
 1,453   Hughes Supply, Inc.   . . . . . . . . . . . . . . . . . .       39,696
 1,138   International Speedway Corp.   . . . . . . . . . . . . . .      42,436
 5,505   Jakks Pacific, Inc.*   . . . . . . . . . . . . . . . . . .      74,152
 2,012   Lear Corp.*   . . . . . . . . . . . . . . . . . . . . . .       66,959
 2,008   Lennar Corp.   . . . . . . . . . . . . . . . . . . . . . .     103,613
 1,186   Linens `n Things, Inc.*   . . . . . . . . . . . . . . . .       26,804
 1,622   Mandalay Resort Group*   . . . . . . . . . . . . . . . . .      49,649
 1,192   MDC Holdings, Inc.   . . . . . . . . . . . . . . . . . . .      45,606
 1,864   Mohawk Industries, Inc.*   . . . . . . . . . . . . . . . .     106,155
 2,056   Neiman Marcus Group, Inc.*   . . . . . . . . . . . . . . .      62,482
 2,601   Oxford Industries, Inc.   . . . . . . . . . . . . . . . .       66,716



                                                                              37




                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

Shares                                                                   Value
--------------------------------------------------------------------------------

CONSUMER CYCLICALS, CONTINUED
 9,007   Park Place Entertainment Corp.*   . . . . . . . . . . . .    $  75,659
 2,350   Pegasus Solutions, Inc.*   . . . . . . . . . . . . . . . .      23,571
 3,328   Pep Boys   . . . . . . . . . . . . . . . . . . . . . . . .      38,605
 6,423   Pinnacle Entertainment, Inc.*   . . . . . . . . . . . . .       44,511
 3,513   Prime Hospitality Corp.*   . . . . . . . . . . . . . . . .      28,631
 4,289   Ryan's Family Steak Houses, Inc.*   . . . . . . . . . . .       48,680
   852   Ryland Group, Inc.   . . . . . . . . . . . . . . . . . . .      28,414
 2,722   Saks, Inc.*   . . . . . . . . . . . . . . . . . . . . . .       31,956
 6,339   Salton, Inc.*   . . . . . . . . . . . . . . . . . . . . .       60,981
 3,169   School Specialty, Inc.*   . . . . . . . . . . . . . . . .       63,317
 5,111   ShopKo Stores, Inc.   . . . . . . . . . . . . . . . . . .       63,632
   440   Standard Pacific Corp.   . . . . . . . . . . . . . . . . .      10,890
 3,394   TBC Corp.*   . . . . . . . . . . . . . . . . . . . . . . .      40,762
 2,364   Tech Data Corp.*   . . . . . . . . . . . . . . . . . . . .      63,733
 2,800   Toll Brothers, Inc.*   . . . . . . . . . . . . . . . . . .      56,560
 1,948   Zale Corp.* . . . . . . . . . . . . . . . . . . . . . . .       62,141
                                                                      ---------
                                                                      2,489,387
                                                                      ---------
CONSUMER NON CYCLICALS: 14.4%
 2,191   Aaron Rents, Inc.   . . . . . . . . . . . . . . . . . . .       47,939
 3,192   Bowne & Co., Inc.  . . . . . . . . . . . . . . . . . . . .      38,144
 3,410   Chemed Corp.   . . . . . . . . . . . . . . . . . . . . . .     120,544
 3,522   Conmed Corp.*   . . . . . . . . . . . . . . . . . . . . .       68,996
 4,019   Consolidated Graphics, Inc.*   . . . . . . . . . . . . . .      89,423
 2,827   Constellation Brands, Inc. - Class A*   . . . . . . . . .       67,028
 5,627   Curative Health Services, Inc.*   . . . . . . . . . . . .       97,066
 2,496   Dean Foods Co.*   . . . . . . . . . . . . . . . . . . . .       92,602
 3,119   Dole Food Co.   . . . . . . . . . . . . . . . . . . . . .      101,617
 3,611   Hain Celestial Group, Inc.*   . . . . . . . . . . . . . .       54,887
 5,979   Hologic, Inc.*   . . . . . . . . . . . . . . . . . . . . .      73,004
 2,183   J & J Snack Foods Corp.*   . . . . . . . . . . . . . . . .      77,955
 5,386   Millennium Pharmaceuticals, Inc.*   . . . . . . . . . . .       42,765
10,316   MPS Group, Inc.*   . . . . . . . . . . . . . . . . . . . .      57,151
 3,964   Omnicare, Inc.   . . . . . . . . . . . . . . . . . . . . .      94,462
 5,426   PacifiCare Health Systems, Inc.*   . . . . . . . . . . . .     152,471
 1,898   Pediatrix Medical Group, Inc.*   . . . . . . . . . . . . .      76,034
 3,215   PRG-Schultz International, Inc.*   . . . . . . . . . . . .      28,614
 1,704   R.J. Reynolds Tobacco Holdings, Inc.   . . . . . . . . . .      71,755
 2,066   Russ Berrie & Co., Inc.   . . . . . . . . . . . . . . . .       69,789
 4,200   Sola International, Inc.*   . . . . . . . . . . . . . . .       54,600
 2,616   Sourcecorp*   . . . . . . . . . . . . . . . . . . . . . .       48,631
 9,049   Theragenics Corp.*   . . . . . . . . . . . . . . . . . . .      36,467
13,361   Tyson Foods, Inc.   . . . . . . . . . . . . . . . . . . .      149,910
 1,455   Universal Corp.   . . . . . . . . . . . . . . . . . . . .       53,777
 4,300   US Oncology, Inc.*   . . . . . . . . . . . . . . . . . . .      37,281
 2,698   Viad Corp.   . . . . . . . . . . . . . . . . . . . . . . .      60,300
                                                                      ---------
                                                                      1,963,212
                                                                      ---------


38





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

Shares                                                                   Value
--------------------------------------------------------------------------------

ENERGY: 4.3%
 2,202   National Fuel Gas Co.   . . . . . . . . . . . . . . . . .    $  45,647
 2,191   National-Oilwell, Inc.*   . . . . . . . . . . . . . . . .       47,851
 2,385   Ocean Energy, Inc.   . . . . . . . . . . . . . . . . . . .      47,628
 1,997   Pioneer Natural Resources Co.*   . . . . . . . . . . . . .      50,424
 3,145   Pride International, Inc.*   . . . . . . . . . . . . . . .      46,861
 2,164   Questar Corp.   . . . . . . . . . . . . . . . . . . . . .       60,203
 2,183   Tidewater, Inc.   . . . . . . . . . . . . . . . . . . . .       67,891
 2,648   Valero Energy Corp.   . . . . . . . . . . . . . . . . . .       97,817
 3,462   Varco International, Inc.*   . . . . . . . . . . . . . . .      60,239
 8,164   Veritas DGC, Inc.*   . . . . . . . . . . . . . . . . . . .      64,496
                                                                      ---------
                                                                        589,057
                                                                      ---------
FINANCIAL SERVICES: 25.2%
 1,302   A.G. Edwards, Inc.   . . . . . . . . . . . . . . . . . . .      42,914
 3,019   American Financial Group, Inc.   . . . . . . . . . . . . .      69,648
 1,078   American Financial Holdings, Inc.   . . . . . . . . . . .       32,211
 3,082   Astoria Financial Corp.   . . . . . . . . . . . . . . . .       83,676
 2,126   Bank of Hawaii Corp.   . . . . . . . . . . . . . . . . . .      64,609
 4,566   Banknorth Group, Inc.   . . . . . . . . . . . . . . . . .      103,192
 2,239   Capital Automotive REIT   . . . . . . . . . . . . . . . .       53,064
 1,509   City National Corp.   . . . . . . . . . . . . . . . . . .       66,381
 7,309   Colonial BancGroup, Inc.   . . . . . . . . . . . . . . . .      87,196
 2,410   Colonial Properties Trust   . . . . . . . . . . . . . . .       81,795
 3,579   Compass Bancshares, Inc.   . . . . . . . . . . . . . . . .     111,915
 1,798   Downey Financial Corp.   . . . . . . . . . . . . . . . . .      70,122
 1,834   Everest Re Group Ltd.  . . . . . . . . . . . . . . . . . .     101,420
 3,418   Fidelity National Financial, Inc.   . . . . . . . . . . .      112,213
 1,508   First American Financial Corp.   . . . . . . . . . . . . .      33,478
 4,136   FirstMerit Corp.   . . . . . . . . . . . . . . . . . . . .      89,586
20,874   Fremont General Corp.   . . . . . . . . . . . . . . . . .       93,724
 2,812   Glenborough Realty Trust, Inc.   . . . . . . . . . . . . .      50,110
 1,113   HCC Insurance Holdings, Inc.   . . . . . . . . . . . . . .      27,380
 4,745   Hibernia Corp.   . . . . . . . . . . . . . . . . . . . . .      91,389
 3,212   Hospitality Properties Trust   . . . . . . . . . . . . . .     113,062
 3,583   Independence Community Bank Corp. . . . . . . . . . . . .       90,937
 2,566   Kilroy Realty Corp.   . . . . . . . . . . . . . . . . . .       59,146
 1,685   Labranche & Co., Inc.*   . . . . . . . . . . . . . . . . .      44,888
 2,928   Marshall & Ilsley Corp.   . . . . . . . . . . . . . . . .       80,169
 1,952   Mercantile Bankshares Corp.   . . . . . . . . . . . . . .       75,328
 1,610   Mony Group, Inc.   . . . . . . . . . . . . . . . . . . . .      38,543
 3,008   National Commerce Financial Corp.   . . . . . . . . . . .       71,741
 1,718   New Century Financial Corp.   . . . . . . . . . . . . . .       43,620
 4,199   New Plan Excel Realty Trust   . . . . . . . . . . . . . .       80,159
 2,566   New York Community Bancorp, Inc.   . . . . . . . . . . . .      74,106
   744   Nuveen Cal Mun Market, Inc.   . . . . . . . . . . . . . .       10,803
 5,088   Ohio Casualty Corp.*   . . . . . . . . . . . . . . . . . .      65,890
 2,532   Old Republic International Corp.   . . . . . . . . . . . .      70,896
 4,352   Presidential Life Corp.   . . . . . . . . . . . . . . . .       43,215



                                                                              39



                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

Shares                                                                    Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
 1,030   Protective Life Corp.   . . . . . . . . . . . . . . . . .    $  28,346
 3,326   Radian Group, Inc.   . . . . . . . . . . . . . . . . . . .     123,561
 1,710   Raymond James Financial, Inc.   . . . . . . . . . . . . .       50,582
 3,049   Shurgard Storage Centers, Inc.   . . . . . . . . . . . . .      95,556
 5,364   Sovereign Bancorp, Inc.   . . . . . . . . . . . . . . . .       75,364
 2,642   Stewart Information Services Corp.*   . . . . . . . . . .       56,512
 1,854   Susquehanna Bancshares, Inc.   . . . . . . . . . . . . . .      38,639
 1,935   SWS Group, Inc.   . . . . . . . . . . . . . . . . . . . .       26,239
 4,256   The PMI Group, Inc.   . . . . . . . . . . . . . . . . . .      127,850
 2,717   The South Financial Group, Inc.   . . . . . . . . . . . .       56,133
 3,863   UICI*   . . . . . . . . . . . . . . . . . . . . . . . . .       60,070
 1,395   Unitrin, Inc.   . . . . . . . . . . . . . . . . . . . . .       40,762
 3,155   Washington Federal, Inc.   . . . . . . . . . . . . . . . .      78,402
   695   Washington Mutual, Inc.   . . . . . . . . . . . . . . . .       23,998
 1,674   Webster Financial Corp.   . . . . . . . . . . . . . . . .       58,255
   483   Westwood Holdings Group, Inc.*   . . . . . . . . . . . . .       6,477
 1,456   Whitney Holding Corp.   . . . . . . . . . . . . . . . . .       48,528
                                                                      ---------
                                                                      3,423,800
                                                                      ---------
INDUSTRIALS: 13.2%
 1,225   A.O. Smith Corp.   . . . . . . . . . . . . . . . . . . . .      33,087
 1,749   Airborne, Inc.   . . . . . . . . . . . . . . . . . . . . .      25,938
 1,532   Alexander & Baldwin, Inc.   . . . . . . . . . . . . . . .       39,510
 3,762   Applied Industrial Technologies, Inc.   . . . . . . . . .       71,102
 3,360   Checkpoint Systems, Inc.*   . . . . . . . . . . . . . . .       34,742
 1,100   CNF, Inc.   . . . . . . . . . . . . . . . . . . . . . . .       36,564
 2,981   Commercial Metals Co.   . . . . . . . . . . . . . . . . .       48,411
 8,633   Concord Camera Corp.*   . . . . . . . . . . . . . . . . .       46,877
 2,500   EGL, Inc.*   . . . . . . . . . . . . . . . . . . . . . . .      35,625
 2,339   Energizer Holdings, Inc.*   . . . . . . . . . . . . . . .       65,258
 1,545   Granite Construction, Inc.   . . . . . . . . . . . . . . .      23,948
 3,138   Griffon Corp.*   . . . . . . . . . . . . . . . . . . . . .      42,740
 1,727   Hubbell, Inc.   . . . . . . . . . . . . . . . . . . . . .       60,687
 1,087   IDEX Corp.   . . . . . . . . . . . . . . . . . . . . . . .      35,545
 1,767   J.B. Hunt Transport Services, Inc.*   . . . . . . . . . .       51,773
 3,726   Kansas City Southern Industries, Inc.*   . . . . . . . . .      44,712
 1,317   Kaydon Corp.   . . . . . . . . . . . . . . . . . . . . . .      27,934
 1,100   Lancaster Colony Corp.   . . . . . . . . . . . . . . . . .      42,988
 1,700   Lennox International, Inc.   . . . . . . . . . . . . . . .      21,335
 5,189   Lydall, Inc.*   . . . . . . . . . . . . . . . . . . . . .       58,895
   779   Martin Marietta Materials, Inc.   . . . . . . . . . . . .       23,884
 6,057   Methode Electronics, Inc.   . . . . . . . . . . . . . . .       66,445
 4,396   Myers Industries, Inc.   . . . . . . . . . . . . . . . . .      47,037
 3,800   Paxar Corp.*   . . . . . . . . . . . . . . . . . . . . . .      56,050
 2,475   Pentair, Inc.   . . . . . . . . . . . . . . . . . . . . .       85,511
 2,500   Pittston Brink's Group   . . . . . . . . . . . . . . . . .      46,200
 4,177   Precision Castparts Corp.   . . . . . . . . . . . . . . .      101,292
 5,300   Republic Services, Inc.*   . . . . . . . . . . . . . . . .     111,194



40



                       ROCHDALE MID SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

Shares                                                                   Value
--------------------------------------------------------------------------------


INDUSTRIALS, CONTINUED
   931   Sonoco Products Co.   . . . . . . . . . . . . . . . . . .    $  21,348
 5,996   Stewart & Stevenson Services, Inc.   . . . . . . . . . . .      84,783
 4,376   Sturm Ruger & Co., Inc.   . . . . . . . . . . . . . . . .       41,878
 2,817   Swift Transportation Co. Inc.*   . . . . . . . . . . . . .      56,391
 3,913   Universal Forest Products, Inc.   . . . . . . . . . . . .       83,429
 1,077   US Freightways Corp.   . . . . . . . . . . . . . . . . . .      30,964
 5,100   Westminster Capital, Inc.*   . . . . . . . . . . . . . . .      13,821
   906   Woodward Governor Company   . . . . . . . . . . . . . . .       39,411
 1,655   York International Corp.   . . . . . . . . . . . . . . . .      42,318
                                                                      ---------
                                                                      1,799,627
                                                                      ---------
TECHNOLOGY: 3.4%
 4,975   Ceridian Corp.*   . . . . . . . . . . . . . . . . . . . .       71,740
   553   Pericom Semiconductor Corp.*   . . . . . . . . . . . . . .       4,595
 6,112   SPSS, Inc.*   . . . . . . . . . . . . . . . . . . . . . .       85,507
 2,400   Standard Microsystems Corp.*   . . . . . . . . . . . . . .      46,728
 5,973   Storage Technology Corp.*   . . . . . . . . . . . . . . .      127,942
 9,151   Sybase, Inc.*   . . . . . . . . . . . . . . . . . . . . .      122,623
                                                                      ---------
                                                                        459,135
                                                                      ---------
TELECOMMUNICATIONS: 5.0%
20,907   3Com Corp.*   . . . . . . . . . . . . . . . . . . . . . .       96,799
 4,001   A.H. Belo Corp.   . . . . . . . . . . . . . . . . . . . .       85,301
 2,289   Advanced Fibre Communications, Inc.*   . . . . . . . . . .      38,181
 1,100   Black Box Corp.   . . . . . . . . . . . . . . . . . . . .       49,280
 4,219   Emmis Communications Corp. - Class A*   . . . . . . . . .       87,882
 1,914   Harris Corp.   . . . . . . . . . . . . . . . . . . . . . .      50,338
 2,480   Harte Hanks, Inc.   . . . . . . . . . . . . . . . . . . .       46,302
 1,907   IndyMac Bancorp, Inc.*   . . . . . . . . . . . . . . . . .      35,260
   900   Media General, Inc.   . . . . . . . . . . . . . . . . . .       53,955
   933   Network Equipment Technologies, Inc.*   . . . . . . . . .        3,657
11,391   Viasat, Inc.*   . . . . . . . . . . . . . . . . . . . . .      131,452
                                                                      ---------
                                                                        678,407
                                                                      ---------
UTILITIES: 4.0%
 2,200   Allete, Inc.   . . . . . . . . . . . . . . . . . . . . . .      49,896
 1,307   Cascade Natural Gas Corp.   . . . . . . . . . . . . . . .       26,140
 2,140   Central Vermont Public Service   . . . . . . . . . . . . .      39,119
 1,776   DQE, INC.   . . . . . . . . . . . . . . . . . . . . . . .       27,066
 1,804   MDU Resources Group, Inc.   . . . . . . . . . . . . . . .       46,561
 3,150   Northeast Utilities   . . . . . . . . . . . . . . . . . .       47,786
 3,130   Pepco Holdings, Inc.*  . . . . . . . . . . . . . . . . . .      60,691
 2,563   Puget Energy, Inc.   . . . . . . . . . . . . . . . . . . .      56,514
 2,900   Scana Corp.   . . . . . . . . . . . . . . . . . . . . . .       89,784
 1,875   Southern Union Co.*   . . . . . . . . . . . . . . . . . .       30,938
 1,181   Vectren Corp.   . . . . . . . . . . . . . . . . . . . . .       27,163
 4,185   Westar Energy, Inc.   . . . . . . . . . . . . . . . . . .       41,432
                                                                      ---------
                                                                        543,090
                                                                      ---------




                                                                              41



                       ROCHDALE MID SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002 (CONTINUED)

Shares                                                                   Value
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
     (cost $13,103,070) . . . . . . . . . . . . . . . . . . . . . .$ 12,501,095

Principal Amount                                                         Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 7.7%
$1,048,476     Union Bank of California Money Market Fund  . . . .    1,048,476
                                                                   ------------

TOTAL SHORT-TERM INVESTMENT
     (cost $1,048,476) . . . . . . . . . . . . . . . . . . . . . .    1,048,476
                                                                   ------------
TOTAL INVESTMENTS
     (cost $14,151,546), 99.6% . . . . . . . . . . . . . . . . . .   13,549,571
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET, 0.4% . . . . . . . . . . . . .        53,821
                                                                   ------------

NET ASSETS, 100.0% . . . . . . . . . . . . . . . . . . . . . . . . $ 13,603,392
                                                                   ============

* Non-income producing security.







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002

Principal Amount                                                      Coupon       Maturity           Value
                                                                       Rate         Date
------------------------------------------------------------------------------------------------------------
BONDS: 91.9%

BASIC MATERIALS: 0.4%
$   20,000     Eastman Chemical Co. . . . . . . . . . . . . . . . .    6.375%      01/15/04       $   20,763
   130,000     Westvaco Corp. . . . . . . . . . . . . . . . . . . .    6.850%      11/15/04          138,287
                                                                                                  ----------
                                                                                                     159,050
                                                                                                  ----------
CONSUMER CYCLICALS: 1.4%
    15,000     Cooper Tire & Rubber Co. . . . . . . . . . . . . . .    7.750%      12/15/09           16,605
    40,000     DaimlerChrysler NA Holding Corp. . . . . . . . . . .    7.400%      01/20/05           43,109
   100,000     Hilton Hotels Corp. . . . . . . . . . . . . . . . .     7.200%      12/15/09          100,855
   100,000     Lowe's Companies, Inc. . . . . . . . . . . . . .  .     6.375%      12/15/05          110,924
   115,000     Newell Rubbermaid, Inc. . . . . . . . . . . . . . .     5.700%      09/22/03          118,257
   100,000     Nike, Inc. . . . . . . . . . . . . . . . . . . . . .    6.375%      12/01/03          104,243
                                                                                                  ----------
                                                                                                     493,993
                                                                                                  ----------
CONSUMER NON CYCLICALS: 4.1%
 1,000,000     Cendant Corp. . . . . . . . . . . . . . . . . . . .     7.750%      12/01/03        1,025,333
   350,000     Block Financial Corp. . . . . . . . . . . . . . . .     8.500%      04/15/07          403,329
    40,000     Block Financial Corp. . . . . . . . . . . . . . . .     6.750%      11/01/04           42,749
                                                                                                  ----------
                                                                                                   1,471,411
                                                                                                  ----------
ENERGY: 0.7%
   250,000     Amoco Canada Petroleum Co. Ltd. . . . .                 6.750%      09/01/23          258,691
                                                                                                  ----------

FINANCIAL SERVICES: 59.6%
    38,000     ABN Amro Bank NV/New York . . . . . . . .               8.250%      08/01/09           40,928
   330,000     American General Finance . . . . . . . . . . .          6.100%      03/11/04          345,126
    15,000     AON Corp. . . . . . . . . . . . . . . . . . . . . .     6.700%      06/15/03           15,060
    50,000     Associates Corp. Of N. America . . . . . . .            7.090%      04/11/03           50,750
   600,000     Bank of America Corp. . . . . . . . . . . . . . .       7.750%      08/15/15          738,048
   130,000     Bank of America Corp. . . . . . . . . . . . . . .       7.800%      02/15/10          154,637
    40,000     Bank One Corp. . . . . . . . . . . . . . . . . . . .    7.600%      05/01/07           46,898
   350,000     BankBoston Capital . . . . . . . . . . . . . . . .      8.250%      12/15/26          369,369
    40,000     Beneficial Corp. . . . . . . . . . . . . . . . . . .    6.710%      12/15/03           41,106
   292,000     BT PFD CAP II . . . . . . . . . . . . . . . . . . .     7.875%      02/25/27          314,792
   300,000     Charles Schwab . . . . . . . . . . . . . . . . . . .    6.740%      11/26/07          336,101
   275,000     Chase Capital I . . . . . . . . . . . . . . . . . .     7.670%      12/01/26          282,050
   500,000     Chemical Bank . . . . . . . . . . . . . . . . . . .     6.700%      08/15/08          567,277
   100,000     Chubb Corp. . . . . . . . . . . . . . . . . . . . .     7.125%      12/15/07          113,511
    25,000     Cigna Corp. . . . . . . . . . . . . . . . . . . . .     8.250%      01/01/07           27,022
 1,500,000     CIT Group, Inc. . . . . . . . . . . . . . . . . . .     7.500%      11/14/03        1,559,354
   160,000     CIT Group, Inc. . . . . . . . . . . . . . . . . . .     7.125%      10/15/04          169,083
    50,000     Citicorp . . . . . . . . . . . . . . . . . . . . . .    7.750%      06/15/06           57,060
    23,000     Citigroup, Inc. . . . . . . . . . . . . . . . . . .     5.800%      03/15/04           24,040
   250,000     Countrywide Home Loan . . . . . . . . . . . .           7.260%      05/10/04          266,151
   400,000     Credit Suisse First Boston USA . . . . . . .            6.125%      11/15/11          417,356
   200,000     Executive Risk Capital Trust . . . . . . . . . .        8.675%      02/01/27          215,697
   200,000     Federal Home Loan Bank . . . . . . . . . . . .          5.355%      01/05/09          220,120
   400,000     Federal Home Loan Bank . . . . . . . . . . . .          5.520%      01/20/09          443,994



                                                                              43


ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002,(CONTINUED)

Principal Amount                                                      Coupon       Maturity           Value
                                                                       Rate         Date
------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES, CONTINUED
$  250,000     Federal Home Loan Bank . . . . . . . . . . . . . . .    5.610%      02/11/09       $  278,686
   250,000     Federal Home Loan Bank . . . . . . . . . . . . . . .    5.900%      03/26/09          282,839
   245,000     Federal Home Loan Bank . . . . . . . . . . . . . . .    4.000%      06/24/09          247,007
 1,000,000     Federal Home Loan Bank . . . . . . . . . . . . . . .    5.250%      10/30/12        1,000,000
   500,000     Federal Home Loan Bank STR Note . . . . . . . . . ..    7.250%      12/17/14          500,000
 1,750,000     Federal Home Loan Mortgage Corp. . . . . . . . . . .    6.000%      05/25/12        1,827,532
   800,000     Federal Home Loan Mortgage Corp. . . . . . . . . . .    6.000%      01/30/17          802,257
   850,000     Federal National Mortgage Association . . . . . . .     6.375%      01/12/11          885,681
    30,000     Federal National Mortgage Association . . . . . . .     5.625%      05/14/04           31,697
   125,000     First Union Corp. . . . . . . . . . . . . . . . . .     6.300%      04/15/08          134,939
    25,000     First Union National Bank . . . . . . . . . . . . .     7.125%      10/15/06           28,413
    25,000     Ford Motor Credit Co. . . . . . . . . . . . . . . .     6.125%      01/09/06           24,883
   500,000     Ford Motor Credit Co. . . . . . . . . . . . . . .  .    6.700%      07/16/04          509,414
 1,000,000     General Electric Capital Corp. . . . . . . . . . . .    5.450%      01/15/13        1,038,736
   175,000     General Electric Capital Corp. . . . . . . . .  . .     8.750%      05/21/07          210,708
   250,000     General Motors Acceptance Corp. . . . . .  . . . . .    6.125%      09/15/06          254,032
   300,000     General Motors Acceptance Corp. . . . . . . . . . .     7.750%      01/19/10          314,067
   500,000     General Motors Acceptance Corp. . . . . . . . . . .     6.000%      04/01/11          480,376
 1,000,000     Goldman Sachs Group, Inc. . . . . . . . . . . . . .     5.700%      09/01/12        1,040,045
    35,000     Goldman Sachs Group, Inc. . . . . . . . . . .  . . .    7.350%      10/01/09           40,119
   700,000     Household Finance Corp. . . . . . . . . . . . . . .     7.200%      07/15/06          757,357
   275,000     Household Finance Corp. . . . . . . . . . . . .  . .    7.650%      05/15/07          305,635
   450,000     International Lease Finance Corp.  . . . . .  . . .     5.700%      07/03/06          470,941
    20,000     Key Bank . . . . . . . . . . . . . . . . . . . . . .    7.550%      09/15/06           22,795
   135,000     Lehman Brothers Holdings, Inc. . . . . . . .  . . .     7.750%      01/15/05          148,109
   100,000     Midland Bank Plc . . . . . . . . . . . . . . . . . .    7.625%      06/15/06          113,942
   500,000     Morgan JP & Co., Inc. . . . . . . . . . . . . . .  .    0.000%      04/24/27           71,135
   200,000     Morgan Stanley Dean Witter & Co. . . . . . . . . . .    6.750%      04/15/11          222,254
   160,000     National City Corp. . . . . . . . . . . . . . . . .     7.200%      05/15/05          176,026
   300,000     National Rural Utilities  . . . . . . . . . . . . .     6.550%      11/01/18          320,305
   130,000     Private Export Funding Corp. . . . . . . . . . . . .    5.530%      04/30/06          142,652
   100,000     Republic New York Corp. . . . . . . . . . . . . . .     8.375%      02/15/07          116,964
   400,000     Republic New York Corp. . . . . . . . . . . . .  . .    7.530%      12/04/26          416,412
   150,000     Salomon Smith Barney Holdings, Inc. . . . . . . . .     6.625%      11/15/03          156,542
   250,000     Salomon Smith Barney Holdings, Inc. . . . . . . . .     7.300%      08/01/13          290,951
   200,000     SouthTrust Bank . . . . . . . . . . . . . . . . . .     6.565%      12/15/27          217,849
   100,000     SouthTrust Corp. . . . . . . . . . . . . . . . . . .    8.625%      05/15/04          107,706
   310,000     Stilwell Financial . . . . . . . . . . . . . . . . .    7.000%      11/01/06          312,766
    25,000     Suntrust Banks, Inc. . . . . . . . . . . . . . . . .    6.125%      02/15/04           26,179
    25,000     Suntrust Banks, Inc. . . . . . . . . . . . . . . . .    6.000%      02/15/26           27,153
    80,000     The Bank of New York Company, Inc. . . . . . . . . .    7.400%      08/25/10           82,247
    50,000     The Bear Stearns Companies, Inc. . . . . . . . . . .    6.125%      02/01/03           50,147
   100,000     Union Planters Bank NA . . . . . . . . . . . . . . .    6.500%      03/15/08          106,418
    15,000     USL Capital Corp. . . . . . . . . . . . . . . . . .     5.950%      10/15/03           14,884
    25,000     Wells Fargo Co. . . . . . . . . . . . . . . . . . .     7.125%      08/15/06           28,373
                                                                                                  ----------
                                                                                                  21,452,703
                                                                                                  ----------




44



                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002, CONTINUED

Principal Amount                                                      Coupon       Maturity           Value
                                                                       Rate         Date
------------------------------------------------------------------------------------------------------------

INDUSTRIALS: 2.9%
$  250,000     Arrow Electronics, Inc. . . . . . . . . . . . . . .     6.875%      06/01/18       $   226,750
    50,000     CSR America, Inc. . . . . . . . . . . . . . . . . .     6.875%      07/21/05            55,001
   100,000     CSX Transportation, Inc. . . . . . . . . . . . . .      6.400%      03/15/06           109,928
   100,000     Louisiana Land & Exploration . . . . . . . . . . . .    7.650%      12/01/23           115,048
   325,000     Noble Corp. . . . . . . . . . . . . . . . . . . . .     6.950%      03/15/09           369,034
   150,000     Masco Corp. . . . . . . . . . . . . . . . . . . . .     6.125%      09/15/03           153,438
    25,000     Ryder System, Inc. . . . . . . . . . . . . . . . . .    9.875%      05/15/17            29,691
                                                                                                  -----------
                                                                                                    1,058,890
                                                                                                  -----------
TECHNOLOGY: 7.7%
   350,000     Computer Associates International, Inc. . . . . . .     6.250%      04/15/03           349,125
    75,000     Computer Associates International, Inc. . . . . . .     6.375%      04/15/05            72,750
   325,000     Computer Sciences Corp. . . . . . . . . . . . . . .     7.500%      08/08/05           355,482
    50,000     First Data Corp. . . . . . . . . . . . . . . . . . .    6.375%      12/15/07            56,786
   800,000     Oracle Corp. . . . . . . . . . . . . . . . . . . . .    6.910%      02/15/07           894,739
   900,000     Sun Microsystems . . . . . . . . . . . . . . . . .      7.350%      08/15/04           934,242
   100,000     Texas Instruments, Inc. . . . . . . . . . . . . . .     6.125%      02/01/06           107,126
                                                                                                  -----------
                                                                                                    2,770,250
                                                                                                  -----------
TELECOMMUNICATIONS: 9.1%
   180,000     Airtouch Communications
                 Vodafone Group . . . . . . . . . . . . . . . . . .    6.650%      05/01/08           203,625
 1,000,000     Boeing Capital Corp. . . . . . . . . . . . . . . . .    7.300%      02/01/12         1,099,393
   400,000     GTE Corporation . . . . . . . . . . . . . . . . . .     7.830%      05/01/23           421,424
 1,000,000     Lockheed Martin Corp. . . . . . . . . . . . . . . .     7.700%      05/10/07         1,150,746
    89,000     Pacific Bell . . . . . . . . . . . . . . . . . . . .    7.500%      02/01/33            91,917
   300,000     US Cellular Corp. . . . . . . . . . . . . . . . . .     7.250%      08/15/07           298,996
                                                                                                  -----------
                                                                                                    3,266,101
                                                                                                  -----------
UTILITIES: 6.0%
   455,000     Commonwealth Edison . . . . . . . . . . . . . . . .     7.375%      01/15/04           476,840
   900,000     Florida Power Corp. . . . . . . . . . . . . . . . .     6.770%      07/01/06           983,445
    40,000     PP&L, Inc. . . . . . . . . . . . . . . . . . . . . .    6.550%      03/01/06            44,356
   100,000     TXU Eastern Funding Co. . . . . . . . . . . . . . .     6.450%      05/15/05             9,500
   200,000     Virginia Electric and Power Co. . . . . . . . . . .     7.500%      06/01/23           206,956
   200,000     West Texas Utilities Co. . . . . . . . . . . . . . .    7.750%      06/01/07           229,288
   200,000     Wisconsin Natural Gas Co. . . . . . . . . . . . . .     8.250%      12/15/22           209,067
                                                                                                  -----------
                                                                                                    2,159,452
                                                                                                  -----------

TOTAL BONDS
(cost $31,906,938) . . . . . . . . . . . . . . . . . . . . . . . .                                 33,090,541
                                                                                                  -----------












                                                                              45



                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002, CONTINUED

Shares

MUTUAL FUND AND TRUST INVESTMENTS: 1.7%
    35,000     Alliance World Dollar Government Fund II . . . . . .  $   339,850
    30,000     Morgan Stanley Emerging Market Debt Fund, Inc. . . .      226,500
     4,000     TCW/DW Term Trust 2003 . . . . . . . . . . . . . . .       43,520
                                                                     -----------

TOTAL MUTUAL FUND AND TRUST INVESTMENTS
(cost $596,062) . . . . . . . . . . . . . . . . . . . . . . . . . .      609,870
                                                                     -----------

Principal Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.7%
$  238,010     Union Bank of California Money Market Fund. . . . .       238,010
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
     (cost $238,010) . . . . . . . . . . . . . . . . . . . . . . .       238,010
                                                                     -----------
TOTAL INVESTMENTS
     (cost $32,741,010), 94.3% . . . . . . . . . . . . . . . . . .    33,938,421
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET, 5.7% . . . . . . . . . . . . . .    2,060,057
                                                                     -----------
NET ASSETS, 100.0% . . . . . . . . . . . . . . . . . . . . . . . .   $35,998,478
                                                                     ===========








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

                                    ROCHDALE INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2002
                                                                 Magna         Alpha           Atlas        Large Growth
                                                               Portfolio      Portfolio       Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at cost .......................   $  6,948,184    $  4,776,539    $ 29,005,366    $ 14,653,116


Investments in securities, at value ......................   $  6,877,534    $  4,690,523    $ 28,052,420    $ 13,171,414
Foreign currency .........................................           --              --           111,830            --
Collateral for securities loaned, at fair value ..........        157,960         744,735       1,102,177         236,642
Receivables:
Fund shares sold .........................................           --              --            22,043         138,902
Securities sold ..........................................        448,406            --              --            84,138
Dividends and interest ...................................          9,516             615          76,106          19,568
Prepaid expenses .........................................          1,726            --             2,599           2,793
                                                             ------------    ------------    ------------    ------------
TOTAL ASSETS .............................................      7,495,142       5,435,873      29,367,175      13,653,457
                                                             ------------    ------------    ------------    ------------

LIABILITIES
Options written at value(premium $5,160,
$0, $0, $0, respectively .................................            280            --              --              --
Payable upon return of securities loaned .................        157,960         744,735       1,102,177         236,642
Cash overdraft ...........................................           --              --            47,664            --
Payables:
Fund shares redeemed .....................................          1,000            --             8,600          69,278
Securities purchased .....................................      1,225,155          70,995            --            92,569
Due to advisor ...........................................          8,591           5,345          24,641           4,344
Administration fees ......................................          2,157           2,157           2,789           2,157
Accrued expenses .........................................         22,969          29,668          83,022          13,048
                                                             ------------    ------------    ------------    ------------
TOTAL LIABILITIES ........................................      1,418,112         852,900       1,268,893         418,038
                                                             ------------    ------------    ------------    ------------

NET ASSETS ...............................................   $  6,077,030    $  4,582,973    $ 28,098,282    $ 13,235,419
                                                             ============    ============    ============    ============


Number of shares, $0.01 par value,
issued and outstanding
(unlimited shares authorized) ............................        345,731         254,594       1,292,315         989,427
                                                             ============    ============    ============    ============


NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ..........................................   $      17.58    $      18.00    $      21.74    $      13.38
                                                             ============    ============    ============    ============


COMPONENTS OF NET ASSETS
Paid-in capital ..........................................   $ 11,876,587    $  7,854,445    $ 56,028,065    $ 18,126,300
Undistributed net investment income ......................           --              --           150,075            --
Accumulated net realized loss on
investments and foreign currency .........................     (5,733,787)     (3,185,456)    (27,129,012)     (3,409,179)
Net unrealized appreciation (depreciation) on:
Investments ..............................................        (65,770)        (86,016)       (952,946)     (1,481,702)
Foreign currency transactions ............................           --              --             2,100            --
                                                             ------------    ------------    ------------    ------------
Net assets ...............................................   $  6,077,030    $  4,582,973    $ 28,098,282    $ 13,235,419
                                                             ============    ============    ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                    ROCHDALE INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2002
                                                                Large Value      Mid/Small        Mid/Small   Intermediate Fixed
                                                                 Portfolio   Growth Portfolio  Value Portfolio Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at cost .........................   $ 16,121,844    $ 13,194,336    $ 14,151,546    $ 32,741,010
                                                               ============    ============    ============    ============

Investments in securities, at value ........................   $ 14,407,980    $ 13,021,676    $ 13,549,571    $ 33,938,421
Cash .......................................................           --                12            --               329
Collateral for securities loaned, at fair value ............        810,157       2,061,397         512,675          31,908
Receivables:
Fund shares sold ...........................................        173,281          78,351          79,003       1,557,417
Securities sold ............................................        364,642         260,917         150,555            --
Dividends and interest .....................................         19,089           4,905          15,095         539,427
Prepaid expenses ...........................................          2,020           2,868           1,540           2,058
                                                               ------------    ------------    ------------    ------------
TOTAL ASSETS ...............................................     15,777,169      15,430,126      14,308,439      36,069,560
                                                               ------------    ------------    ------------    ------------

LIABILITIES
Payable upon return of securities loaned ...................        810,157       2,061,397         512,675          31,908
Payables:
Fund shares redeemed .......................................         63,187           8,100           1,000           1,500
Securities purchased .......................................        176,673         152,378         175,846          18,411
Due to advisor .............................................          5,692           3,647           5,505           5,752
Administration fees ........................................          2,157           2,157           2,157           3,224
Accrued expenses ...........................................         12,423          14,871           7,864          10,287
                                                               ------------    ------------    ------------    ------------
TOTAL LIABILITIES ..........................................      1,070,289       2,242,550         705,047          71,082
                                                               ------------    ------------    ------------    ------------

NET ASSETS .................................................   $ 14,706,880    $ 13,187,576    $ 13,603,392    $ 35,998,478
                                                               ============    ============    ============    ============

Number of shares, $0.01 par value,
issued and outstanding
(unlimited shares authorized) ..............................        851,378         606,172         507,808       1,289,484
                                                               ============    ============    ============    ============

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ............................................   $      17.27    $      21.76    $      26.79    $      27.92
                                                               ============    ============    ============    ============


COMPONENTS OF NET ASSETS
Paid-in capital ............................................   $ 19,245,039    $ 16,523,023    $ 15,735,986    $ 34,788,822
Undistributed net investment income ........................           --              --             5,105          17,180
Accumulated net realized loss on
investments and foreign currency ...........................     (2,824,295)     (3,162,787)     (1,535,724)         (4,935)
Net unrealized appreciation (depreciation) on:
Investments ................................................     (1,713,864)       (172,660)       (601,975)      1,197,411
                                                               ============    ============    ============    ============
Net assets .................................................   $ 14,706,880    $ 13,187,576    $ 13,603,392    $ 35,998,478
                                                               ============    ============    ============    ============







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48


                                    ROCHDALE INVESTMENT TRUST


STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                       Magna           Alpha           Atlas         Large Growth
                                                                     Portfolio       Portfolio       Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
         Income
         Dividend income ........................................   $   100,881    $    56,864    $   737,338+    $   146,691+
         Interest income ........................................         6,312          6,067         25,479           3,163
         Other income ...........................................         1,609          2,626         18,428           1,136
                                                                    -----------    -----------    -----------     -----------
         Total income ...........................................       108,802         65,557        781,245         150,990
                                                                    -----------    -----------    -----------     -----------


         Expenses
         Advisory fees ..........................................        83,631         75,339        358,629          63,407
         Administration fees ....................................        22,500         22,500         35,862          22,500
         Fund accounting fees ...................................        24,000         22,000         56,429          27,000
         Transfer agent fees ....................................        10,000         10,500         11,001          10,000
         Audit fees .............................................        12,000         12,000         12,001           9,001
         Legal fees .............................................         1,000          1,250          7,501           1,500
         Registration fees ......................................         8,502         13,072         14,434          12,001
         Reports to shareholders ................................         1,000          2,500         12,001           3,000
         Custody fees ...........................................         3,901          3,300         57,549           3,500
         Miscellaneous ..........................................         1,500          2,500         10,001           1,500
         Trustee fees ...........................................         2,000          2,500          2,000           2,000
         Insurance expense ......................................         1,851          1,511          9,300           1,000
                                                                    -----------    -----------    -----------     -----------
         Total expenses .........................................       171,885        168,972        586,708         156,409
         Add: expenses recouped by advisor ......................          --             --             --             2,110
         Less: expenses waived and reimbursed ...................       (25,530)       (29,596)          --              --
                                                                    -----------    -----------    -----------     -----------
         Net expenses ...........................................       146,355        139,376        586,708         158,519
                                                                    -----------    -----------    -----------     -----------
         NET INVESTMENT INCOME (LOSS) ...........................       (37,553)       (73,819)       194,537          (7,529)
                                                                    -----------    -----------    -----------     -----------


REALIZED AND UNREALIZED GAIN
         (LOSS) ON INVESTMENTS
         Net realized gain (loss) on:
         Securities .............................................    (1,637,444)    (1,881,989)    (6,224,309)     (2,273,562)
         Foreign currency .......................................          --             --           (1,946)           --
         Option transactions ....................................         3,970           --             --              --
         Net change in unrealized appreciation
         (depreciation) on:
         Investments ............................................      (810,544)      (762,048)     2,487,095      (1,555,389)
         Foreign currency .......................................          --             --            1,960            --
                                                                    -----------    -----------    -----------     -----------
         Net realized and unrealized loss on
         investments and foreign currency .......................    (2,444,018)    (2,644,037)    (3,737,200)     (3,828,951)
                                                                    -----------    -----------    -----------     -----------
         NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS ..............................   $(2,481,571)   $(2,717,856)   $(3,542,663)    $(3,836,480)
                                                                    ===========    ===========    ===========     ===========


+ Net of foreign tax withheld of $84,043 and $269 for Atlas and Large Growth, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              49


                                    ROCHDALE INVESTMENT TRUST


STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                                     Mid/Small       Mid/Small    Intermediate
                                                                   Large Value        Growth           Value      Fixed Income
                                                                    Portfolio        Portfolio       Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
        Income
        Dividend income ........................................   $   241,120+    $    56,778    $   167,147    $    12,840
        Interest income ........................................         3,442           2,273          2,904      1,390,195
        Other income ...........................................         1,029           1,652          1,128            812
                                                                   -----------     -----------    -----------    -----------
        Total income ...........................................       245,591          60,703        171,179      1,403,847
                                                                   -----------     -----------    -----------    -----------


        Expenses
        Advisory fees ..........................................        66,003          62,683         61,510         95,755
        Administration fees ....................................        22,500          22,500         22,500         25,110
        Fund accounting fees ...................................        27,000          32,068         27,000         39,213
        Transfer agent fees ....................................        10,000          10,000         10,000         10,000
        Audit fees .............................................         9,000           9,394          9,001          9,294
        Legal fees .............................................         2,000           1,500          2,000          1,500
        Registration fees ......................................        13,001          10,001         12,001         14,001
        Reports to shareholders ................................         3,000           2,500          2,598          2,000
        Custody fees ...........................................         3,500           3,000          3,000          5,869
        Miscellaneous ..........................................         2,000           2,589          1,500          3,951
        Trustee fees ...........................................         2,000           2,403          2,000          2,000
        Insurance expense ......................................         1,098             701            799          1,099
                                                                   -----------     -----------    -----------    -----------
        Total expenses .........................................       161,102         159,339        153,909        209,792
        Add: expenses recouped by advisor ......................         4,028           9,905         12,165           --
        Less: expenses waived and reimbursed ...................          --              --             --          (42,225)
                                                                   -----------     -----------    -----------    -----------
        Net expenses ...........................................       165,130         169,244        166,074        167,567
                                                                   -----------     -----------    -----------    -----------
        NET INVESTMENT INCOME (LOSS) ...........................        80,461        (108,541)         5,105      1,236,280
                                                                   -----------     -----------    -----------    -----------


REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS
        Net realized gain (loss) on:
        Securities .............................................    (2,662,729)     (2,600,397)    (1,533,643)        16,598
        Net change in unrealized appreciation
        (depreciation) on:
        Investments ............................................    (1,038,263)       (606,735)      (971,689)     1,099,154
                                                                   -----------     -----------    -----------    -----------
        Net realized and unrealized gain (loss) on
        investments and foreign currency .......................    (3,700,992)     (3,207,132)    (2,505,332)     1,115,752
                                                                   -----------     -----------    -----------    -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ..............................   $(3,620,531)    $(3,315,673)   $(2,500,227)   $ 2,352,032
                                                                   ===========     ===========    ===========    ===========



+  Net of foreign tax withheld $832.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50


                                      ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                                           Magna                                Alpha
                                                                         Portfolio                            Portfolio
                                                       ----------------------------------------      ---------------------------

                                                                        4/1/01                                        4/1/01
                                                        Year           through          Year           Year           through
                                                        Ended          12/31/01         Ended          Ended          12/31/01
                                                       12/31/02        (Note 1)        3/31/01        12/31/02        (Note 1)
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss .............................   $    (37,553)   $    (74,059)   $   (120,226)   $    (73,819)   $   (110,588)
Net realized gain (loss) on:
Investments .....................................     (1,637,444)     (2,753,845)     (1,403,922)     (1,881,989)     (1,229,142)
Foreign currency ................................           --              --              --              --              --
Option transaction ..............................          3,970            --            57,454            --              --
Net unrealized appreciation
(depreciation) on
investments .....................................       (810,544)      1,968,013      (3,264,659)       (762,048)      2,294,034
                                                    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS .................................     (2,481,571)       (859,891)     (4,731,353)     (2,717,856)        954,304
                                                    ------------    ------------    ------------    ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ......................           --              --              --              --              --
From net realized gain ..........................           --              --          (145,471)           --           (21,460)
                                                    ------------    ------------    ------------    ------------    ------------
TOTAL DISTRIBUTIONS TO
SHAREHOLDERS ....................................           --              --          (145,471)           --           (21,460)
                                                    ------------    ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .......................      1,583,454         907,716       4,436,878       1,166,388       1,188,579
Proceeds from reinvestment
of distribution .................................           --              --           128,154            --            19,454
Cost of shares redeemed .........................     (3,476,975)     (3,185,541)     (4,380,787)     (3,961,270)     (1,828,436)
                                                    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from share transactions .........................     (1,893,521)     (2,277,825)        184,245      (2,794,882)       (620,403)
                                                    ------------    ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE)
IN NET ASSETS ...................................     (4,375,092)     (3,137,716)     (4,692,579)     (5,512,738)        312,441

NET ASSETS
Beginning of period .............................     10,452,122      13,589,838      18,282,417      10,095,711       9,783,270
                                                    ------------    ------------    ------------    ------------    ------------
END OF PERIOD ...................................   $  6,077,030    $ 10,452,122    $ 13,589,838    $  4,582,973    $ 10,095,711
                                                    ============    ============    ============    ============    ============

ACCUMULATED NET
INVESTMENT INCOME ...............................   $       --      $       --      $       --      $       --      $       --
                                                    ============    ============    ============    ============    ============


CHANGE IN SHARES
Shares sold .....................................         75,804          35,946         142,765          45,930          44,960
Shares issued on reinvestment
of distribution .................................           --              --             4,398            --               769
Shares redeemed .................................       (178,950)       (134,682)       (146,145)       (176,821)        (71,851)
                                                    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) .........................       (103,146)        (98,736)          1,018        (130,891)        (26,122)
                                                    ============    ============    ============    ============    ============








                                                        Alpha                         Atlas
                                                       Portfolio                     Portfolio
                                                    -------------   --------------------------------------------
                                                                                      4/1/01
                                                          Year         Year          through           Year
                                                          Ended        Ended         12/31/01          Ended
                                                         3/31/01      12/31/02       (Note 1)         3/31/01
----------------------------------------------------------------------------------------------------------------

Net investment loss .............................   $   (186,743)   $    194,537    $    334,839    $    500,321
Net realized gain (loss) on:
Investments .....................................         49,055      (6,224,309)    (12,825,846)     (7,290,273)
Foreign currency ................................         --              (1,946)         --               --
Option transaction ..............................         --              --              --               --
Net unrealized appreciation
(depreciation) on
investments .....................................     (2,709,752)      2,489,055       8,482,599     (17,829,776)
                                                    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS .................................     (2,847,440)     (3,542,663)     (4,008,408)    (24,619,728)
                                                    ------------    ------------    ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ......................        --             (277,720)       (215,934)       (221,262)
From net realized gain ..........................        (22,304)          --              --              --
                                                    ------------    ------------    ------------    ------------
TOTAL DISTRIBUTIONS TO
SHAREHOLDERS ....................................        (22,304)       (277,720)       (215,934)       (221,262)
                                                    ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .......................     (5,622,346       4,234,946       6,645,350      32,074,964
Proceeds from reinvestment
of distribution .................................         20,391         261,102         202,432         206,805
Cost of shares redeemed .........................      1,601,878)    (13,628,785)    (22,400,795)     (9,420,887)
                                                    ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from share transactions .........................      4,040,859      (9,132,737)    (15,553,013)     22,860,882
                                                    ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE)
IN NET ASSETS ...................................      1,171,115     (12,953,120)    (19,777,355)     (1,980,108)

NET ASSETS
Beginning of period .............................      8,612,155      41,051,402      60,828,757      62,808,865
                                                    ------------    ------------    ------------    ------------
END OF PERIOD ...................................   $  9,783,270    $ 28,098,282    $ 41,051,402    $ 60,828,757
                                                    ============    ============    ============    ============
ACCUMULATED NET
INVESTMENT INCOME ...............................   $      --       $    150,075    $    235,203    $    281,882
                                                    ============    ============    ============    ============

CHANGE IN SHARES
Shares sold .....................................        181,284         170,633         263,544         968,849
Shares issued on reinvestment
of distribution .................................            691          11,857           8,502           6,704
Shares redeemed .................................        (53,649)       (574,804)       (921,490)       (301,748)
                                                    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) .........................        128,326        (392,314)       (649,444)        673,805
                                                    ============    ============    ============    ============






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              51


                                       ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                 Large Growth                   Large Value                   Mid/Small
                                                  Portfolio                      Portfolio                 Growth Portfolio
                                                  ---------                      ---------                 ----------------

                                            Year           Year            Year           Year           Year            Year
                                            Ended          Ended           Ended          Ended          Ended           Ended
                                           12/31/02      12/31/01         12/31/02       12/31/01       12/31/02        12/31/01
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss) .......   $     (7,529)   $    (15,131)   $     80,461    $     31,127    $   (108,541)   $    (39,848)
Net realized gain (loss) on:
Investments ........................     (2,273,562)     (1,124,866)     (2,662,729)       (155,185)     (2,600,397)       (557,212)
Foreign currency ...................           --              --              --              --              --              --
Option transaction .................           --              --              --              --              --              --
Net unrealized appreciation
(depreciation) on investments
and foreign currency
transactions .......................     (1,555,389)        574,760      (1,038,263)       (746,618)       (606,735)        552,519
                                       ------------    ------------    ------------    ------------    ------------    -------------

NET DECREASE IN
NET ASSETS RESULTING
FROM OPERATIONS ....................     (3,836,480)       (565,237)     (3,620,531)       (870,676)     (3,315,673)        (44,541)
                                       ------------    ------------    ------------    ------------    ------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .........           --              --           (80,790)        (30,798)           --             --
From net realized gain .............           --              --              --              --              --           (32,035)
                                       ------------    ------------    ------------    ------------    ------------    -------------

TOTAL DISTRIBUTIONS
TO SHAREHOLDERS ....................           --              --           (80,790)        (30,798)           --           (32,035)
                                       ------------    ------------    ------------    ------------    ------------    -------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..........      9,153,274       8,634,168      11,632,928       8,484,148      11,428,614       6,129,553
Proceeds from
reinvestment of distribution .......           --              --            77,286          28,857            --            30,370
Cost of shares redeemed ............     (2,871,747)       (547,554)     (2,869,947)       (646,732)     (2,788,060)       (325,932)
                                       ------------    ------------    ------------    ------------    ------------    -------------

Net increase in net assets
resulting from
share transactions .................      6,281,527       8,086,614       8,840,267       7,866,273       8,640,554       5,833,991
                                       ------------    ------------    ------------    ------------    ------------    -------------

TOTAL INCREASE (DECREASE)
IN NET ASSETS ......................      2,445,047       7,521,377       5,138,946       6,964,799       5,324,881       5,757,415

NET ASSETS
BEGINNING OF YEAR ..................     10,790,372       3,268,995       9,567,934       2,603,135       7,862,695       2,105,280
                                       ------------    ------------    ------------    ------------    ------------    -------------

END OF YEAR ........................   $ 13,235,419    $ 10,790,372    $ 14,706,880    $  9,567,934    $ 13,187,576    $  7,862,695
                                       ============    ============    ============    ============    ============    =============

ACCUMULATED NET
INVESTMENT INCOME ..................   $       --      $       --      $       --      $        327    $       --      $       --
                                       ============    ============    ============    ============    ============    =============

CHANGE IN SHARES
Shares sold ........................        585,226         472,829         574,909         349,614         443,133         227,154
Shares issued on
reinvestment of distribution .......           --              --             4,462           1,293            --             1,133
Shares redeemed ....................       (198,225)        (29,613)       (152,121)        (26,940)       (123,832)        (12,585)
                                       ------------    ------------    ------------    ------------    ------------    -------------

NET INCREASE (DECREASE) ............        387,001         443,216         427,250         323,967         319,301         215,702
                                       ============    ============    ============    ============    ============    =============







                                                     Mid/Small                  Intermediate Fixed
                                                 Value Portfolio                 Income Portfolio
                                                 ---------------                 ----------------

                                              Year           Year            Year             Year
                                              Ended          Ended           Ended            Ended
                                             12/31/02       12/31/01        12/31/02         12/31/01

--------------------------------------------------------------------------------------------------------

Net investment income (loss) .......      $      5,105    $     11,896    $  1,236,280     $    468,731
Net realized gain (loss) on:
Investments ........................        (1,533,643)         80,923          16,598          (11,527)
Foreign currency ...................              --              --              --               --
Option transaction .................              --              --              --               --
Net unrealized appreciation
(depreciation) on investments
and foreign currency
transactions .......................          (971,689)        183,478       1,099,154           71,329
                                          ------------    ------------    ------------     ------------

NET DECREASE IN
NET ASSETS RESULTING
FROM OPERATIONS ....................        (2,500,227)        276,297       2,352,032          528,533
                                          ------------    ------------    ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .........              --           (12,591)     (1,248,206)        (448,832)
From net realized gain .............           (70,837)         (3,142)           --            (10,658)
                                          ------------    ------------    ------------     ------------
TOTAL DISTRIBUTIONS
TO SHAREHOLDERS ....................           (70,837)        (15,733)     (1,248,206)        (459,490)
                                          ------------    ------------    ------------     ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..........        11,841,328       5,249,420      24,624,225       11,887,374
Proceeds from
reinvestment of distribution .......            67,850          15,213       1,199,652          449,354
Cost of shares redeemed ............        (2,755,221)       (300,627)     (5,264,914)        (623,580)
                                          ------------    ------------    ------------     ------------

Net increase in net assets
resulting from
share transactions .................         9,153,957       4,964,006      20,558,963       11,713,148
                                          ------------    ------------    ------------     ------------

TOTAL INCREASE (DECREASE)
IN NET ASSETS ......................         6,582,893       5,224,570      21,662,789       11,782,191

NET ASSETS
BEGINNING OF YEAR ..................         7,020,499       1,795,929      14,335,689        2,553,498
                                          ------------    ------------    ------------     ------------

END OF YEAR ........................      $ 13,603,392    $  7,020,499    $ 35,998,478     $ 14,335,689
                                          ============    ============    ============     ============

ACCUMULATED NET
INVESTMENT INCOME ..................      $      5,105    $       --      $     17,180     $     29,107
                                          ============    ============    ============     ============


CHANGE IN SHARES
Shares sold ........................           379,561         173,318         904,949          442,336
Shares issued on
reinvestment of distribution .......             2,540             497          43,930           16,757
Shares redeemed ....................           (98,164)        (10,088)       (194,190)         (23,146)
                                          ------------    ------------    ------------     ------------

NET INCREASE (DECREASE) ............           283,937         163,727         754,689          435,947
                                          ============    ============    ============     ============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52


                                    ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
-------------------------------------------------------------------------------------------------------------------------
                                                                   Magna                                       Alpha
                                                                  Portfolio                                  Portfolio

                                           --------------------------------------------------------  ---------------------
                                               Year      4/1/01       Year       Year      6/29/98*     Year     4/1/01
                                               Ended     through      Ended      Ended     through      Ended    through
                                             12/31/02   12/31/01#    3/31/01    3/31/00    3/31/99    12/31/02  12/31/01#
--------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning
        of period ......................   $    23.29  $   24.82   $   33.45  $   29.28  $   25.00   $   26.19  $   23.77
                                           ----------  ---------   ---------  ---------  ---------   ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss) ...        (0.11)     (0.16)      (0.22)     (0.16)     (0.02)      (0.29)     (0.29)
        Net realized and unrealized
        gain (loss) on investments .....        (5.61)     (1.38)      (8.18)      4.48       4.30       (7.92)      2.75
                                           ----------  ---------   ---------  ---------  ---------   ---------  ---------
Total from investment operations .......        (5.72)     (1.54)      (8.40)      4.32       4.28       (8.21)      2.46
                                           ----------  ---------   ---------  ---------  ---------   ---------  ---------

LESS DISTRIBUTIONS:
        From net investment income .....         --         --          --         --         --          --         --
        From net realized gain .........         --         --         (0.25)     (0.15)      --          --        (0.06)
                                           ----------  ---------   ---------  ---------  ---------   ---------  ---------
Total distributions ....................         --         --         (0.25)     (0.15)      --          --        (0.06)
                                           ----------  ---------   ---------  ---------  ---------   ---------  ---------
Paid in capital from redemption
        fees (Note 2) ..................         0.01       0.01        0.02       --         --          0.02       0.02
                                           ----------  ---------   ---------  ---------  ---------   ---------  ---------
Net asset value, end of period .........   $    17.58  $   23.29   $   24.82  $   33.45  $   29.28   $   18.00  $   26.19
                                           ==========  =========   =========  =========  =========   =========  =========

Total return ...........................       (24.52)%    (6.16)%^^  (25.17)%    14.80%     17.12%**^^ (31.27)%    10.42%^^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
        (millions) .....................   $      6.1  $    10.5   $    13.6  $    18.3  $     8.1   $     4.6  $    10.0

Portfolio turnover rate ................       151.38%     76.18%^^    81.84%     38.34%     47.81%      28.89%     52.46%^^

RATIO OF EXPENSES TO AVERAGE
        NET ASSETS:
        Before fees waived
        and expenses
        absorbed .......................         2.06%      1.87%+      1.53%      2.15%      6.19%+      2.24%      1.98%+
        After fees waived
        and expenses
        absorbed .......................         1.75%      1.75%+      1.75%      1.73%      1.60%+      1.85%      1.85%+

RATIO OF NET INVESTMENT INCOME
        (LOSS) TO AVERAGE NET ASSETS:
        Before fees waived
        and expenses absorbed ..........        (0.75)%    (0.93)%+    (0.46)%    (1.09)%    (4.88)%+    (1.37)%    (1.51)%+
        After fees waived
        and expenses absorbed ..........        (0.44)%    (0.81)%+    (0.68)%    (0.67)%    (0.29)%+    (0.98)%    (1.39)%+








                                                      Alpha
                                                    Portfolio
                                           ---------------------

                                                Year     6/1/99*
                                               Ended    through
                                              3/31/01   3/31/00
----------------------------------------------------------------

Net asset value, beginning
        of period ......................   $   30.40  $   25.00
                                           ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss) ...       (0.45)     (0.13)
        Net realized and unrealized
        gain (loss) on investments .....       (6.15)      5.53
                                           ---------  ---------
Total from investment operations .......       (6.60)      5.40
                                           ---------  ---------

LESS DISTRIBUTIONS:
        From net investment income .....       --         --
        From net realized gain .........       (0.06)     --
                                           ---------  ---------
Total distributions ....................       (0.06)     --
                                           ---------  ---------
Paid in capital from redemption
        fees (Note 2) ..................        0.03      --
                                           ---------  ---------
Net asset value, end of period .........   $   23.77  $   30.40
                                           =========  =========

Total return ...........................      (21.66)%    21.60%^^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
        (millions) .....................   $     9.8 $      8.6

Portfolio turnover rate ................       95.97%     22.48%^^

RATIO OF EXPENSES TO AVERAGE
        NET ASSETS:
        Before fees waived
        and expenses
        absorbed .......................        1.96%      5.64%+
        After fees waived
        and expenses
        absorbed .......................        1.85%      1.83%+

RATIO OF NET INVESTMENT INCOME
        (LOSS) TO AVERAGE NET ASSETS:
        Before fees waived
        and expenses absorbed ..........       (1.77)%    (5.11)%+
        After fees waived
        and expenses absorbed ..........       (1.66)%    (1.30)%+

---------------
*    Inception of Portfolio
**   Commencement of investment operations - October 23, 1998
# In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
+    Annualized
^^   Not annualized





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              53

                                 ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Large
                                                                     Atlas                                        Growth
                                                                   Portfolio                                      Portfolio
                                          -------------------------------------------------------   --------------------------------
                                            Year        4/1/01      Year       Year      6/29/98*      Year       Year     12/31/99*
                                            Ended      through      Ended      Ended      through      Ended      Ended    through
                                           12/31/02   12/31/01#    3/31/01    3/31/00    3/31/99     12/31/02   12/31/01   12/31/00

Net asset value, beginning
        of period ......................  $   24.37  $   26.06   $   37.83  $   30.52  $   25.00   $   17.91  $   20.53  $   25.00
                                          ---------  ---------   ---------  ---------  ---------   ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........       0.20       0.36        0.22      (0.11)   --            (0.01)     (0.03)     (0.03)
Net realized and unrealized
gain (loss) on investments .............      (2.63)     (1.98)     (11.89)      8.76       5.52       (4.53)     (2.60)     (4.44)
                                          ---------  ---------   ---------  ---------  ---------   ---------  ---------  ---------
Total from investment operations .......      (2.43)     (1.62)     (11.67)      8.65       5.52       (4.54)     (2.63)     (4.47)
                                          ---------  ---------   ---------  ---------  ---------   ---------  ---------  ---------

LESS DISTRIBUTIONS:
        From net investment income .....      (0.21)     (0.12)      (0.10)     (0.08)   --          --         --         --
        From net realized gain .........    --         --          --           (1.26)   --          --         --         --
                                          ---------  ---------   ---------  ---------  ---------   ---------  ---------  ---------
Total distributions ....................      (0.21)     (0.12)      (0.10)     (1.34)   --          --         --         --
                                          ---------  ---------   ---------  ---------  ---------   ---------  ---------  ---------
Paid in capital from redemption
        fees (Note 2) ..................       0.01       0.05     --         --         --             0.01       0.01    --
                                          ---------  ---------   ---------  ---------  ---------   ---------  ---------  ---------
Net asset value, end of period .........  $   21.74  $   24.37   $   26.06  $   37.83  $   30.52   $   13.38  $   17.91  $   20.53
                                          =========  =========   =========  =========  =========   =========  =========  =========

Total return ...........................      (9.92)%    (6.00)%^^  (30.89)%    28.53%     22.08%++^^ (25.29)%   (12.76)%   (17.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
        (millions) .....................  $   28.1   $   41.0    $   60.8   $   62.8   $   10.1    $   13.2   $   10.8   $    3.3

Portfolio turnover rate ................     34.53%     42.12%^^    71.99%     35.97%     22.90%^^    32.18%     45.16%     10.43%

RATIO OF EXPENSES TO AVERAGE
        NET ASSETS:
        Before fees waived
        and expenses
        absorbed/recouped ..............       1.64%      1.46%+      1.32%      1.73%      7.79%+      1.23%      1.63%      6.95%
        After fees waived
        and expenses
        absorbed/recouped ..............       1.64%      1.46%+      1.37%      1.91%      1.61%+      1.25%      1.25%      1.25%

RATIO OF NET INVESTMENT INCOME
        LOSS) TO AVERAGE NET ASSETS:
        Before fees waived and expenses
        absorbed/recouped ..............       0.54%      0.82%+      0.69%     (0.63)%    (6.26)%+    (0.04)%    (0.60)%    (6.18)%
        After fees waived
        and expenses
        absorbed/recouped ..............       0.54%      0.82%+      0.74%     (0.81)%    (0.08)%+    (0.06)%    (0.22)%    (0.48)%

---------------
*    Inception of Portfolio
++   Commencement of investment operations - October 2, 1998
# In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
+    Annualized
^^   Not annualized



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54


                                   ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
-------------------------------------------------------------------------------------------------------------------------
                                                                       LARGE                           MID/SMALL
                                                                       VALUE                           GROWTH
                                                                       PORTFOLIO                      PORTFOLIO
                                                        --------------------------------   -------------------------------
                                                           Year      Year      12/31/99*    Year      Year     12/31/99*
                                                           Ended     Ended      through     Ended     Ended     through
                                                          12/31/02  12/31/01    12/31/00   12/31/02  12/31/01   12/31/00
-------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................   $   22.56  $   25.99  $   25.00  $   27.41  $   29.58  $   25.00
                                                        ---------  ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss) ................        0.12       0.07       0.06      (0.18)     (0.14)     (0.09)
        Net realized and unrealized
        gain (loss) on investments ..................       (5.33)     (3.44)      0.99      (5.49)     (1.92)      4.67
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Total from investment operations ....................       (5.21)     (3.37)      1.05      (5.67)     (2.06)      4.58
                                                        ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
        From net investment income ..................       (0.10)     (0.07)     (0.06)       --         --         --
        From net realized gain ......................         --         --         --         --       (0.11)       --
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Total distributions .................................       (0.10)     (0.07)     (0.06)       --       (0.11)       --
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Paid in capital from redemption
        fees (Note 2) ...............................        0.02       0.01       --         0.02        --         --
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period ......................   $   17.27  $   22.56  $   25.99  $   21.76  $   27.41  $   29.58
                                                        =========  =========  =========  =========  =========  =========

Total return ........................................      (22.97)%   (12.91)%     4.21%    (20.61)%    (6.94)%    18.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ................   $    14.7   $    9.6   $    2.6   $   13.2   $    7.9   $    2.1

Portfolio turnover rate .............................       35.75%     40.60%     10.36%     38.26%     47.27%     93.32%

RATIO OF EXPENSES TO AVERAGE
        NET ASSETS:
        Before fees waived
        and expenses absorbed/recouped ..............        1.22%      1.78%      7.87%      1.27%      2.08%      9.80%
        After fees waived
        and expenses absorbed/recouped ..............        1.25%      1.25%      1.25%      1.35%      1.35%      1.35%

RATIO OF NET INVESTMENT INCOME
        (LOSS) TO AVERAGE NET ASSETS:
        Before fees waived
        and expenses absorbed/recouped ..............        0.77%     (0.01)%    (6.03)%    (0.79)%    (1.57)%    (9.36)%
        After fees waived
        and expenses absorbed/recouped ..............        0.74%      0.52%      0.59%     (0.87)%    (0.84)%    (0.91)%

------------
*       Inception of Portfolio
+       Annualized
^^      Not annualized
~~      These amounts have been restated.











SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              55


                                   ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------------------------------------------------------------------------------------------------------------------
                                                                    MID/SMALL                       INTERMEDIATE
                                                                      VALUE                        FIXED INCOME
                                                                    PORTFOLIO                       PORTFOLIO
                                                        --------------------------------  ------------------------------
                                                           Year        Year    12/31/99*   Year        Year    12/31/99*
                                                          Ended       Ended     through    Ended       Ended    through
                                                         12/31/02   12/31/01   12/31/00   12/31/02   12/31/01  12/31/00+

Net asset value, beginning of period ................   $   31.36  $   29.86  $   25.00  $   26.81  $   25.77  $   25.00
                                                        ---------  ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss) .................        0.01       0.06       0.07       1.35       1.49       1.12
       Net realized and unrealized
       gain (loss) on investments ...................       (4.47)      1.50       4.95       1.08       1.00       0.67
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Total from investment operations ....................       (4.46)      1.56       5.02       2.43       2.49       1.79
                                                        ---------  ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:
       From net investment income ...................        --        (0.06)     (0.07)     (1.34)     (1.42)     (1.02)
       From net realized gain .......................       (0.14)     (0.01)     (0.09)      --        (0.03)      --
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Total distributions .................................       (0.14)     (0.07)     (0.16)     (1.34)     (1.45)     (1.02)
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Paid in capital from redemption
       fees (Note 2) ................................        0.03       0.01       --         0.02       --         --
                                                        ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period ......................   $   26.79  $   31.36  $   29.86  $   27.92  $   26.81  $   25.77
                                                        =========  =========  =========  =========  =========  =========

Total return ........................................      (14.12)%     5.27%     20.13%      9.37%      9.80%      7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ................   $    13.6  $     7.0  $     1.8  $    36.0  $    14.3  $     2.6

Portfolio turnover rate .............................       40.06%     51.74%     58.74%     46.93%     20.89%     40.95%

RATIO OF EXPENSES TO AVERAGE
       NET ASSETS:
       Before fees waived
       and expenses absorbed/recouped ...............        1.25%      2.23%     10.80%      0.88%      1.35%     11.24%
       After fees waived
       and expenses absorbed/recouped ...............        1.35%      1.35%      1.35%      0.70%      0.54%      0.00%

RATIO OF NET INVESTMENT INCOME
       (LOSS) TO AVERAGE NET ASSETS:
       Before fees waived
       and expenses
       absorbed/recouped ............................        0.14%     (0.60)%    (8.82)%     4.98%      5.04%     (2.19)%
       After fees waived
       and expenses absorbed/recouped ...............        0.04%      0.28%      0.63%      5.16%      5.85%      9.05%


*      Inception of Portfolio
+      These amounts have been restated.











SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56

                            ROCHDALE INVESTMENT TRUST

 NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002

 NOTE 1 - ORGANIZATION

 The Rochdale Magna Portfolio, Rochdale Alpha Portfolio, Rochdale Atlas Portfolio, Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective is to achieve long-term capital appreciation in the Magna, Alpha, and Atlas Portfolios, and to achieve long-term growth of capital in the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios, and to seek current income in the Intermediate Fixed Income Portfolio. Rochdale Investment Management LLC(the "Advisor") is the Advisor to the funds.

 The Rochdale Magna and Rochdale Atlas Portfolios were established in June 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investments operations did not commence until October 23, 1998 and October 2, 1998 for the Rochdale Magna Portfolio and the Rochdale Atlas Portfolio, respectively. The Rochdale Alpha Portfolio commenced operations on June 1, 1999, and the Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios commenced operations on December 31, 1999. During 2001, the Board of Trustees of the Portfolios approved changing the Magna, Alpha, and Atlas Portfolios' fiscal year-end from March 31 to December 31.

 The Rochdale Magna Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in securities of large-cap companies that the Advisor has identified through fundamental criteria as the leading growth and leading value companies relative to growth and value industry peers.

 The Rochdale Alpha Portfolio is a small- to mid-cap domestic equity fund. It seeks to achieve its objective by investing primarily in equity securities of small and medium-size U.S. companies that the Advisor has identified as expecting to grow earnings at a rate above that of larger, more established companies.

 The Rochdale Atlas Portfolio is a foreign equity fund. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that the Advisor has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

 The Rochdale Large Growth Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in growth-style equity securities of larger U.S. companies classified within growth industries within the S&P 500.

 The Rochdale Large Value Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in value-style equity securities of larger U.S. companies classified within value industries within the S&P 500.

 The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund. It seeks to achieve its objective by investing primarily in growth-style equity securities of U.S. companies classified within growth industries within the S&P 400 and 600 indices.

 The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund. It seeks to achieve its objective by investing primarily in value-style equity securities of U.S. companies classified within value industries within the S&P 400 and 600 indices.

 The Rochdale Intermediate Fixed Income Portfolio is a fixed income fund. It seeks to achieve its objective by investing primarily in debt instruments with the intention of holding them to maturity.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002 Continued
The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

B. SHARE VALUATION. Each Portfolio's share price (net asset value) is determined as of the close of the regular session of trading on the NASDAQ (normally 4:00p.m., eastern time). The net asset value per share of each Portfolio is calculated by dividing the sum of the value of the securities held by the Portfolio plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Portfolio, rounded to the nearest cent. The offering and redemption price per share of each Portfolio is equal to a Portfolio's net asset value per share. The Portfolios charge a 2% redemption fee on shares redeemed or exchanged within 18 months of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Portfolio will retain the fee charged as paid-in capital and such fees become part of the Portfolio's daily net asset value ("NAV") calculations.

C. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Magna, Alpha, Atlas, Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios had net realized capital losses of approximately $143,000, $35,000, $120,000, $647,000, $645,000, $537,000, and $255,000, respectively, during the period
  November 1, 2002, through December 31, 2002. These losses are treated for federal income tax purposes as arising during the Portfolios' tax year ending December 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. At December 31, 2002, certain Portfolios had tax basis capital losses, which may be carried over to offset future capital gains. Such approximate losses expire as follows:

                                                        CAPITAL LOSSES EXPIRING IN:

PORTFOLIO                                            2008          2009            2010
---------------------------------------------------------------------------------------------
Rochdale Magna Portfolio                          $ 219,000      $3,881,000      $1,487,000
Rochdale Alpha Portfolio                                 -        1,268,000       1,875,000
Rochdale Atlas Portfolio                            791,000      20,114,000       6,105,000
Rochdale Large Growth Portfolio                          -          560,000       2,161,000
Rochdale Large Value Portfolio                        3,000         145,000       2,031,000
Rochdale Mid/Small Growth Portfolio                      -          341,000       2,285,000
Rochdale Mid/Small Value Portfolio                       -              -         1,281,000
Rochdale Intermediate Fixed Income Portfolio             -              -             4,900

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002 Continued

E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

H. OPTION WRITING. Each Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

I. LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Portfolio to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Portfolio may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Portfolios' custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. Each Portfolio will limit the amount of its loans of portfolio securities to no more than 50% of its total assets.

At December 31, 2002, each Portfolio loaned equity securities having a fair value and received equity securities collateral for the loan as follows:

   PORTFOLIO                                  FAIR VALUE        COLLATERAL
--------------------------------------------------------------------------
Rochdale Magna Portfolio                   $   157,960       $    162,000
Rochdale Alpha Portfolio                       744,735            770,050
Rochdale Atlas Portfolio                     1,102,177          1,158,384
Rochdale Large Growth Portfolio                236,642            244,165

                            ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002 Continued

Rochdale Large Value Portfolio                           810,157        918,995
Rochdale Mid/Small Growth Portfolio                    2,061,397      2,132,337
Rochdale Mid/Small Value Portfolio                       512,675        543,053
Rochdale Intermediate Fixed Income Portfolio              31,908         32,550

J. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Portfolio accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from the Magna, Alpha, and Atlas Portfolios; 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios; and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.75%, 1.85%, 1.95%, 1.25%, 1.25%, 1.35%, 1.35%, and 0.90% of average net assets for the Rochdale Magna, Alpha, Atlas, Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios, respectively. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the fiscal year ended December 31, 2002, the Advisor has reimbursed the Portfolios for expenses in excess of the limit in the amounts of $25,530 for the Magna Portfolio, $29,596 for the Alpha Portfolio, and $42,225 for the Intermediate Fixed Income Portfolio. The Advisor has recouped for expenses previously reimbursed of $2,110 for the Large Growth Portfolio, $4,028 for the Large Value Portfolio, $9,905 for the Mid/Small Growth Portfolio, $12,165 for the Mid/Small Value Portfolio.

At December 31, 2002, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

        Rochdale Magna Portfolio                               $  88,835
        Rochdale Alpha Portfolio                                 157,262
        Rochdale Large Growth Portfolio                           81,838
        Rochdale Large Value Portfolio                            85,887
        Rochdale Mid/Small Growth Portfolio                       84,253
        Rochdale Mid/Small Value Portfolio                        85,230
        Rochdale Intermediate Fixed Income Portfolio             173,115

At December 31, 2002, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002 Continued

                                                         MARCH 31,
                                           -------------------------------------
PORTFOLIO                                        2003              2004
--------------------------------------------------------------------------------
Rochdale Magna Portfolio                   $    52,384     $       -
Rochdale Alpha Portfolio                        105,069            12,530
Rochdale Atlas Portfolio                        -                  -
                                                       DECEMBER 31,
                                           -------------------------------------
PORTFOLIO                                       2003        2004        2005
--------------------------------------------------------------------------------
Rochdale Magna Portfolio                      $     -    $  10,921   $  25,530
Rochdale Alpha Portfolio                            -       10,067      29,596
Rochdale Atlas Portfolio                            -           -           -
Rochdale Large Growth Portfolio                 56,058      25,780          -
Rochdale Large Value Portfolio                  54,411      31,476          -
Rochdale Mid/Small Growth Portfolio             49,621      34,632          -
Rochdale Mid/Small Value Portfolio              47,619      37,611          -
Rochdale Intermediate Fixed Income Portfolio    66,105      64,785      42,225

The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses up to an annual rate of 0.25% of each Portfolio's average net assets to RIM Securities LLC as distributor. The distributor elected to waive its fees for the fiscal year ended December 31, 2002.

U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly Investment Company Administration, LLC) acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Portfolio expenses and reviews the Portfolio's expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee per fund of $22,500.

RIM Securities LLC also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

During the fiscal year ended December 31, 2002, RIM Securities Corp. received $93,651 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 69% of the Portfolios' brokerage commissions during the fiscal year.

        PORTFOLIO                                         COMMISSIONS
        -------------------------------------------------------------
        Rochdale Magna Portfolio                             $ 3,867
        Rochdale Alpha Portfolio                              12,972
        Rochdale Atlas Portfolio                              44,347
        Rochdale Large Growth Portfolio                        4,899
        Rochdale Large Value Portfolio                         7,928
        Rochdale Mid/Small Growth Portfolio                    8,326
        Rochdale Mid/Small Value Portfolio                    10,672
        Rochdale Intermediate Fixed Income Portfolio             640

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Distributor, or Administrator.

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002 Continued

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the fiscal year ended December 31, 2002, are as follows:

PORTFOLIO                                        PURCHASES           SALES
--------------------------------------------------------------------------------
Rochdale Magna Portfolio                       $ 11,949,788      $ 14,100,934
Rochdale Alpha Portfolio                          2,063,257         4,006,599
Rochdale Atlas Portfolio                         11,744,227        22,023,342
Rochdale Large Growth Portfolio                   9,267,746         4,026,773
Rochdale Large Value Portfolio                   12,363,078         4,671,750
Rochdale Mid/Small Growth Portfolio              12,475,568         4,706,705
Rochdale Mid/Small Value Portfolio               12,876,493         4,794,974
Rochdale Intermediate Fixed Income Portfolio     29,567,031        10,912,272

The activity in call options written for Rochdale Magna Portfolio during the year ended December 31, 2002 is summarized as follows:

CONTRACTS WRITTEN                                             AMOUNT
---------------------------------------------------------------------
     -      Options outstanding, beginning of year           $     -
(16,100)    Options written                                   (9,130)
     -      Options closed                                         -
(13,300)    Options expired                                    3,970
-------                                                      -------
 (2,800)    Options outstanding at December 31, 2002          (5,160)
=======
            Unrealized appreciation at December 31, 2002       4,880
                                                             -------
            Market Value of options at December 31, 2002     $  (280)
                                                             =======

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                           LARGE
                                          MAGNA             ALPHA           ATLAS         GROWTH
                                         PORTFOLIO         PORTFOLIO       PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------
Cost of investments
for tax purposes                        $ 6,952,178     $ 4,784,245     $29,005,366     $14,695,090
                                        -----------     -----------     -----------     -----------
Gross tax unrealized appreciation           141,333         294,884       2,127,274         369,380
Gross tax unrealized depreciation          (215,977)       (388,606)     (3,080,220)     (1,893,056)
                                        -----------     -----------     -----------     -----------
Net tax unrealized appreciation
(depreciation) on investments               (74,644)        (93,722)       (952,946)     (1,523,676)
Net tax appreciation on
derivatives and foreign-currency
denominated assets and liabilities            4,880              -            2,100              -
Mark to market on PFIC                           -               -          (42,516)             -
                                        -----------     -----------     -----------     -----------
Net tax unrealized appreciation
(depreciation)                              (69,764)        (93,722)       (993,362)     (1,523,676)
UNDISTRIBUTED NET INVESTMENT INCOME              -               -          192,591              -
Capital loss carryforwards               (5,587,182)     (3,142,568)    (27,009,221)     (2,720,433)
Post October losses                        (142,611)        (35,182)       (119,791)       (646,772)
                                        -----------     -----------     -----------     -----------
Total distributable earnings            $(5,799,557)    $(3,271,472)   $(27,929,783)    $(4,890,881)
                                        ===========     ===========     ===========     ===========

                            ROCHDALE INVESTMENT TRUST

                                             LARGE         MID/SMALL        MID/SMALL     INTERMEDIATE
                                             VALUE          GROWTH           VALUE           FIXED
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO         INCOME
--------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes      $16,121,844     $13,194,336     $14,151,546     $32,741,010
Gross tax unrealized appreciation             310,651         913,919         636,520       1,317,560
Gross tax unrealized depreciation          (2,024,515)     (1,086,579)     (1,238,495)       (120,149)
                                          -----------     -----------     -----------     -----------
Net tax unrealized appreciation
 (depreciation) on investments             (1,713,864)       (172,660)       (601,975)      1,197,411
Net tax appreciation on derivatives
 and foreign-currency denominated
 assets and liabilities                            -               -               -               -
                                          -----------     -----------     -----------     -----------
Net tax unrealized appreciation
 (depreciation)                            (1,713,864)       (172,660)       (601,975)      1,197,411
Undistributed net investment income                -               -            5,105          17,180
Capital loss carryforwards                 (2,178,973)     (2,625,313)     (1,280,974)         (4,935)
Post October losses                          (645,322)       (537,474)       (254,750)             -
                                          -----------     -----------     -----------     -----------
Total distributable earnings              $(4,538,159)    $(3,335,447)    $(2,132,594)    $ 1,209,656
                                          ===========     ===========     ===========     ===========

The tax composition of dividends for the fiscal year ended December 31, 2002 (other than return of capital dividends for the fiscal) was as follows:

                                        ORDINARY        ORDINARY        LONG-TERM         LONG-TERM
                                         INCOME        INCOME PER      CAPITAL GAINS    CAPITAL GAINS
                                         TOTAL           SHARE            TOTAL          PER SHARE
-----------------------------------------------------------------------------------------------------
Magna Portfolio                         $    -         $     -          $     -          $     -
Alpha Portfolio                              -               -                -                -
Atlas Portfolio                         277,720            0.21               -                -
Large Growth Portfolio                       -               -                -                -
Large Value Portfolio                    80,790            0.10               -                -
Mid/Small Growth Portfolio                   -               -                -                -
Mid/Small Value Portfolio                35,117            0.07            35,720            0.07
Intermediate Fixed Income Portfolio   1,248,206            1.34               -                -

The tax composition of dividends for the fiscal year ended December 31, 2001 (other than return of capital dividends for the fiscal year) was as follows:

                                        ORDINARY       ORDINARY         LONG-TERM         LONG-TERM
                                         INCOME        INCOME PER      CAPITAL GAINS    CAPITAL GAINS
                                         TOTAL           SHARE           TOTAL            PER SHARE
-----------------------------------------------------------------------------------------------------
Magna Portfolio                         $     -        $     -          $      -          $      -
Alpha Portfolio                               -              -             21,460              0.06
Atlas Portfolio                          215,934           0.12                -                 -
Large Growth Portfolio                        -              -                 -                 -
Large Value Portfolio                     30,798           0.07                -                 -
Mid/Small Growth Portfolio                32,035           0.11                -                 -
Mid/Small Value Portfolio                 12,591           0.06             3,142              0.01
Intermediate Fixed Income Portfolio      459,490           1.45                -                 -

                            ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002 Continued

NOTE 6 - TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-245-9888.

                                     POSITION(S)      LENGTH                                                   DIRECTORSHIPS
                                     HELD WITH        OF TIME        PRINCIPAL OCCUPATION(S)                   HELD BY
NAME, ADDRESS, AND AGE               TRUST            SERVED         DURING THE PAST 5 YEARS                   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Carl Acebes*                         Chairman         Since          Chief Investment Officer and              None
Rochdale Investment Trust            and Trustee      1998           Chairman of Rochdale Investment
570 Lexington Ave.                                                   Management
New York, NY 10022
Age: 56

Maxime C. Baretge                    Trustee         Since           President of P.A. Pommares                None
Rochdale Investment Trust                            1998            Agencies, S.A. (luxury goods
570 Lexington Ave.                                                   distribution)
New York, NY 10022
Age: 62

Jerry Roland                         Trustee         Since           Consultant, Credit Suisse-First           None
Rochdale Investment Trust                            2001            Boston, (securities & investment
570 Lexington Ave.                                                   banking)
New York, NY 10022
Age: 66

Garrett R. D'Alessandro*              President,       Since         President, Chief Executive Officer,       None
Rochdale Investment Trust             Secretary,       1998          and Director of Research of
570 Lexington Ave.                    and                            Rochdale Investment Management
New York, NY 10022                    Treasurer
Age: 45

* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.

                                    ROCHDALE INVESTMENT TRUST


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Rochdale Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Rochdale Magna Portfolio, Rochdale Alpha Portfolio, Rochdale Atlas Portfolio, Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio and Rochdale Intermediate Fixed Income Portfolio, each a series of shares of beneficial interest of Rochdale Investment Trust, as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochdale Magna Portfolio, Rochdale Alpha Portfolio, Rochdale Atlas Portfolio, Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio and Rochdale Intermediate Fixed Income Portfolio as of December 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.



                                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 21, 2003














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

                                     ADVISOR
                       Rochdale Investment Management LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888

                                       --

                                   DISTRIBUTOR
                               RIM Securities LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888

                                       --

                                    CUSTODIAN
                            Union Bank of California
                        475 Sansome Street - 15th Floor
                        San Francisco, California 94111

                                       --

                                 TRANSFER AGENT
                           U.S. Bancorp Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                       --

                                    AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue New York, NY 10022-6837
800-245-9888

www.rochdale.com
You can discuss your questions about the Portfolios, and request other information, including the Prospectus and Statement of Additional Information
(SAI), free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. The Prospectus and SAI provides detailed information about the Portfolios.

You can review and copy information about the Portfolios, including the Portfolios' Prospectus and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send an e-mail to the publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.







(Rochdale Investment Trust's
SEC Investment Company
Act File number is 811-08685)